UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 10/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Global Allocation

Fund, Inc.

ANNUAL REPORT | OCTOBER 31, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK GLOBAL ALLOCATION FUND, INC.

OCTOBER 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines of deepening turmoil in financial markets and a darkening economic outlook. The news took an extraordinarily heavy tone late in the period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting a series of new government programs designed to contain and combat the fallout.

The Federal Reserve Board (the “Fed”) has taken decisive measures to restore liquidity and stabilize the financial system. Key moves included slashing the target federal funds rate 250 basis points (2.50%) between November 2007 and April 2008 and providing massive cash injections and lending programs. In October, as credit conditions further deteriorated, the central bank cut the key interest rate by 50 basis points on two separate occasions — on October 8 in coordination with five other global central banks, and again during its regularly scheduled meeting on October 29. This left the key short-term rate at just 1.0%, its lowest level since 2004. While the U.S. economy appeared fairly resilient through the second quarter of 2008, the third quarter saw a contraction of 0.5%, and a more significant decline is expected for the fourth quarter. Moreover, on December 1, the National Bureau of Economic Research confirmed that the U.S. had entered a recession in December 2007.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though small-cap stocks fared moderately better than their larger counterparts. Non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors continued their flight to higher quality and more liquid securities. Tax-exempt issues generally underperformed, as problems among municipal bond insurers and the collapse in the market for auction rate securities afflicted the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses for the six- and 12-month reporting periods:

Total Returns as of October 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(29.28)%	(36.10)%

Small cap U.S. equities (Russell 2000 Index)	(24.39)	(34.16)

International equities (MSCI Europe, Australasia, Far East Index)	(41.21)	(46.62)

Fixed income (Barclays Capital U.S. Aggregate Index*)	(3.63)	0.30

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.70)	(3.30)

High yield bonds
(Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(24.86)	(25.41)

*Formerly a Lehman Brothers Index.
Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary Portfolio Management Commentary

How did the Fund perform?
•For the 12-month period ended October 31, 2008, the Fund’s
Institutional, Investor A and Class R Shares outperformed the Reference
Portfolio, while Investor B and Investor C Shares trailed the Reference
Portfolio. Each share class outperformed the FTSE World Index for the annual period. The Fund invests in both equities and bonds; therefore, the Reference Portfolio provides a truer representation of the Fund’s composition and a more comparable means for measurement. (See page 5 for a complete description of the Reference Portfolio.)

What factors influenced performance?
•Contributing to Fund performance were its overweight and security selection in Japanese equities, effective stock selection in the U.S. and its underweight and stock selection in the U.K. From a sector perspective, performance benefited from an underweight and security selection in financials and information technology (IT), and effective stock selection in materials and telecommunication services.
•The Fund benefited from investments in Japanese yen-denominated fixed-
income securities, especially convertible bonds, coupled with its over-
weight in the Japanese yen and its underweight in both the British pound sterling and the euro.
•Detracting from relative performance were overweight equity exposures in Russia, China, Brazil and India, and stock selection in Canada.
Underweight positions and stock selection in the consumer staples and utilities sectors also weighed on returns.

Describe recent portfolio activity.
•The Fund’s overall equity allocation increased from 54% to 59% of net assets. Within equities, increases in the U.S. (+11.7%) and Japan
(+4.9%) were partially offset by decreases in Europe (–3.9%), notably

Germany (–3.0%), Asia excluding Japan (–6.9%) and Latin America
(–0.9%) . The Fund increased its weightings in the healthcare (+3.5%), telecommunication services (+0.7%), IT (+0.4%) and energy (+0.4%)
sectors, while reducing its weightings in financials (–3.8%), materials
(–1.5%) and industrials (–0.8%) .
•The Fund’s allocation to fixed income increased from 29% of net assets to 30%. Increases in U.K. Gilts (+1.8%), Japanese inflation-linked bonds
(+1.5%) and U.S., Asian and European convertible bonds (+2.0%) were mostly offset by decreases in U.S. Treasury Inflation Protected Securities
(TIPS) (–2.0%) and U.S. Treasuries (–2.0%) . The Fund’s cash equivalent holdings decreased from 17% to 11% of net assets.

Describe Fund positioning at period-end.
•Compared to its benchmark, the Fund was underweight in both equities
(–0.8%) and fixed income (–10.5%), and overweight in cash equivalents
(+11.3%) . Within the equity segment, the Fund was underweight in
Europe (–6.2%) and the U.S. (–1.9%), and overweight in Asia (+7.2%) .
•On a sector basis, the Fund was overweight in materials (+1.8%), telecommunication services (+1.8%), energy (+1.5%), healthcare
(+0.6%) and industrials (+0.6%), and was underweight in financials
(–4.0%), consumer discretionary (–2.9%), consumer staples (–2.6%),
IT (–1.9%) and utilities (–1.1%) .
•As for currency exposure, the Fund was underweight in the euro
(–11.9%) and the British pound (–3.9%), and overweight in the U.S.
dollar (+8.1%), the Japanese yen (+7.6%) and the Brazilian real
(+1.5%) . The Fund had modest overweight positions in several small
Asian currencies, including the Malaysian ringgit (+0.8%), the Indian rupee (+0.6%) and the Singapore dollar (+0.5%) .

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2008	October 31, 2008	During the Period[1]	May 1, 2008	October 31, 2008	During the Period[1]

Institutional	$1,000	$767.20	$4.42	$1,000	$1,020.12	$ 5.03
Investor A	$1,000	$766.30	$5.15	$1,000	$1,019.27	$ 5.89
Investor B	$1,000	$763.30	$8.78	$1,000	$1,015.15	$10.03
Investor C	$1,000	$763.50	$8.56	$1,000	$1,015.40	$ 9.78
Class R	$1,000	$765.10	$6.74	$1,000	$1,017.46	$ 7.71

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.99% for Institutional, 1.16% for Investor A, 1.98% for Investor B, 1.93% for
Investor C and 1.52% for Class R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests in a portfolio of U.S. and foreign equity securities, debt and money market securities, whose composition varies with respect to types of securities and markets in response to changing market and economic trends.
3 This unmanaged capitalization-weighted Index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.
4 The Reference Portfolio is an unmanaged weighted Index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index (Ex-U.S.)
Equities; 24% Merrill Lynch Treasury Index GA05; and 16% Citigroup World Government Bond Index (Ex-U.S.). Descriptions of these Indexes can be found in the footnotes below.

Performance Summary for the Period Ended October 31, 2008

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	(23.28)%	(23.73)%	—	7.37%	—	9.54%	—
Investor A	(23.37)	(23.96)	(27.95)%	7.10	5.95%	9.26	8.68%
Investor B	(23.67)	(24.57)	(27.78)	6.26	5.95	8.60	8.60
Investor C	(23.65)	(24.51)	(25.22)	6.29	6.29	8.42	8.42
Class R	(23.49)	(24.21)	—	6.80	—	9.03	—
FTSE World Index	(36.71)	(42.31)	—	2.78	—	1.87	—
Reference Portfolio	(22.43)	(24.27)	—	3.56	—	3.32	—
U.S. Stocks: S&P 500 Index[6]	(29.28)	(36.10)	—	0.26	—	0.40	—
Non-U.S. Stocks: FTSE World Index
(Ex-U.S.) Equities[7]	(42.45)	(47.25)	—	5.11	—	3.34	—
U.S. Bonds: ML Treasury Index GA05[8]	3.11	10.09	—	4.45	—	5.13	—
Non-U.S. Bonds: Citigroup World
Government Bond Index (Ex-U.S.)[9]	(7.78)	0.65	—	5.07	—	4.51	—

[5] Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
[6] This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
[7] This unmanaged capitalization-weighted Index is comprised of 1,631 companies in 28 countries, excluding the United States.
[8] This unmanaged Index is designed to track the total return of the current coupon five-year U.S. Treasury bond.
[9] This unmanaged market capitalization-weighted Index tracks 10 government bond indexes, excluding the United States.

Past performance is not indicative of future results.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of the Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distri-
butions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
The Fund’s Advisor waived a portion of its fee. Without such waiver, the
Fund’s returns would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on May 1, 2008 and held through October 31, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Portfolio Summary

Overall Asset Exposure as of October 31, 2008

	Percent of Fund’s Net Assets		Reference Portfolio[4]
	10/31/08	10/31/07	Percentages
U.S. Equities	34.1%[1]	22.4%[1]	36.0%
European Equities	6.9[1]	11.4[1]	13.1
Pacific Basin Equities	15.1[1]	17.0[1]	7.8
Other Equities	3.1	3.6	3.1
Total Equities	59.2	54.4	60.0
U.S. Dollar Denominated Fixed Income Securities	16.9	21.5	24.0
U.S. Issuers	13.1	18.3	—
Non-U.S. Issuers	3.8	3.2	—
Non-U.S. Dollar Denominated Fixed Income Securities	12.6	7.6	16.0
Total Fixed Income Securities	29.5	29.1[2]	40.0
Cash & Cash Equivalents[3]	11.3	16.5	—

1 Includes value of financial futures contracts.
2 Includes Preferred Stock.
3 Cash & Cash Equivalents are reduced by the market (or nominal) value of long financial futures contracts.
4 The Reference Portfolio is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% Merrill Lynch
Treasury Index GA05; and 16% Citigroup World Government Bond Index (Ex-U.S.). Descriptions of these Indexes can be found on page 5 of this report to shareholders in the “Performance Summary” section.

Fund Profile as of October 31, 2008

Percent of
Long-Term
Geographic Allocation	Investments
United States	55%
Japan	13
United Kingdom	5
Germany	5
Brazil	3
Canada	2
Malaysia	2
China	2
France	2
India	2
Singapore	1
South Korea	1
Russia	1
Taiwan	1
Switzerland	1
Australia	1
Hong Kong	1
Sweden	1
Kazakhstan	1

Percent of
Ten Largest Holdings (Equity Investments)	Net Assets

Energy Select Sector SPDR Fund	2%
SPDR Gold Trust	2
Burlington Northern Santa Fe Corp.	1
Microsoft Corp.	1
Bristol-Myers Squibb Co.	1
Johnson & Johnson	1
AT&T Inc.	1
Union Pacific Corp.	1
Petroleo Brasileiro SA	1
The Procter & Gamble Co.	1

Percent of
Five Largest Industries (Equity Investments)	Net Assets

Oil, Gas & Consumable Fuels	6%
Pharmaceuticals	5
Insurance	4
Diversified Telecommunication Services	4
Energy Equipment & Services	4

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

OCTOBER 31, 2008

7

Schedule of Investments October 31, 2008			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

Australia — 0.4%			Canada (concluded)
Metals & Mining — 0.3%			Diversified Telecommunication Services — 0.1%
BHP Billiton Ltd.	1,680,000	$ 32,274,844	BCE, Inc.	18,700	$ 542,487
Newcrest Mining Ltd.	634,500	8,722,126	TELUS Corp.	331,500	11,708,251
Rio Tinto Ltd.	430,000	22,245,097			12,250,738
		63,242,067	Food Products — 0.0%
Oil, Gas & Consumable Fuels — 0.1%			Vittera, Inc. (b)	1,000,000	6,346,968
Woodside Petroleum Ltd.	974,000	27,520,455	Insurance — 0.0%
Transportation Infrastructure — 0.0%			Sun Life Financial, Inc.	11,400	267,786
Macquarie Airports Group	3,050,000	4,337,633	Metals & Mining — 0.8%
Transurban Group	2,882,894	10,350,875	Alamos Gold, Inc. (b)	2,512,300	10,359,355
		14,688,508	Barrick Gold Corp.	752,740	17,102,253
Total Common Stocks in Australia		105,451,030	Eldorado Gold Corp. (b)	4,012,500	16,578,653
			Goldcorp, Inc.	1,677,500	31,302,150
Austria — 0.0%			Golden Star Resources Ltd. (b)	1,500,000	1,406,289
Diversified Telecommunication Services — 0.0%			IAMGOLD Corp.	2,322,100	7,662,930
Telekom Austria AG	680,600	8,362,599	Kinross Gold Corp.	7,342,315	76,482,495
Total Common Stocks in Austria		8,362,599	New Gold, Inc. (b)	350,000	406,538
Brazil — 1.3%			Yamaha Gold, Inc.	3,017,600	14,395,752
Commercial Banks — 0.1%					175,696,415
Banco Bradesco SA	1,200,962	13,775,170	Oil, Gas & Consumable Fuels — 0.1%
Electric Utilities — 0.0%			Canadian Natural Resources Ltd.	200,000	10,104,000
Cia Energetica de Minas Gerais (a)	442,599	6,731,931	EnCana Corp.	13,700	697,467
Food & Staples Retailing — 0.1%			Imperial Oil Ltd.	19,100	676,904
Cia Brasileira de Distribuicao Grupo Pao de			Nexen, Inc.	47,500	759,525
Acucar (Preference Shares)	1,276,732	19,128,881	Petro-Canada	431,300	10,784,329
			Talisman Energy, Inc.	290,900	2,887,577
Food Products — 0.1%
Cosan SA Industria e Comercio (b)	331,000	1,631,701			25,909,802
SLC Agricola SA	2,891,300	14,946,947	Paper & Forest Products — 0.0%
		16,578,648	Sino-Forest Corp. (b)	1,047,000	9,798,523
Household Durables — 0.0%			Road & Rail — 0.2%
Cyrela Brazil Realty SA	523,000	2,491,281	Canadian Pacific Railway Ltd.	1,246,100	56,240,213
Gafisa SA	1,160,000	8,218,786	Wireless Telecommunication Services — 0.2%
		10,710,067	Rogers Communications, Inc. Class B	1,252,800	36,443,952
Metals & Mining — 0.1%			Total Common Stocks in Canada		323,939,882
Companhia Vale do Rio Doce (Preference ‘A’			Chile — 0.1%
Shares) (a)	1,562,000	18,291,020	Commercial Banks — 0.0%
Oil, Gas & Consumable Fuels — 0.8%			Banco Santander Chile SA (a)	144,200	5,162,360
Petroleo Brasileiro SA (a)	8,634,510	196,266,708	Multiline Retail — 0.1%
Road & Rail — 0.0%			SACI Falabella	3,444,900	9,079,231
All America Latina Logistica SA	2,064,500	9,510,136	Total Common Stocks in Chile		14,241,591
Transportation Infrastructure — 0.0%			China — 1.1%
Obrascon Huarte Lain Brasil SA	833,000	4,729,241	Automobiles — 0.0%
Wireless Telecommunication Services — 0.1%			Denway Motors Ltd.	17,802,000	4,439,560
Vivo Participacoes SA (a)(c)	1,267,575	13,867,271	Diversified Telecommunication Services — 0.0%
Total Common Stocks in Brazil		309,589,073	China Communications Services Corp. Ltd.	368,400	193,728
Canada — 1.4%			Electrical Equipment — 0.1%
Communications Equipment — 0.0%			Shanghai Electric Group Corp.	24,766,000	7,494,046
Nortel Networks Corp. (b)	788,388	985,485	Food Products — 0.1%
			Chaoda Modern Agriculture Holdings Ltd.	41,553,085	29,275,254
			Independent Power Producers & Energy
			Traders — 0.0%
			Huaneng Power International, Inc.	3,000,000	1,459,457

See Notes to Financial Statements. 8 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

China (concluded)			France (concluded)
Industrial Conglomerates — 0.4%			Insurance — 0.1%
Beijing Enterprises Holdings Ltd.	20,688,400	$ 81,705,674	AXA SA	663,174	$ 12,669,314
Shanghai Industrial Holdings Ltd.	1,325,000	2,106,722	Media — 0.1%
Tianjin Development Holdings Ltd. (d)	61,762,800	17,264,933	Vivendi SA	770,300	20,134,968
		101,077,329	Multi-Utilities — 0.1%
Insurance — 0.1%			GDF Suez	374,773	16,682,528
China Life Insurance Co. Ltd. (a)(c)	258,865	10,256,271	Oil, Gas & Consumable Fuels — 0.3%
Ping An Insurance Group Co. of China Ltd.	1,507,300	6,446,309	Total SA	1,223,484	67,308,112
		16,702,580	Pharmaceuticals — 0.0%
Machinery — 0.0%			Sanofi-Aventis (a)	31,800	1,005,516
China South Locomotive and Rolling Corp. (b)	9,518,500	3,365,229	Software — 0.0%
Oil, Gas & Consumable Fuels — 0.1%			Inforgrames Entertainment SA (b)	68,800	617,867
China Shenhua Energy Co. Ltd. Class H	13,398,200	25,437,561	Total Common Stocks in France		239,759,042
Yanzhou Coal Mining Co. Ltd.	300	185
			Germany — 0.5%
		25,437,746	Air Freight & Logistics — 0.0%
Road & Rail — 0.1%			Deutsche Post AG	1,143,196	12,534,717
Guangshen Railway Co. Ltd.	38,394,100	14,946,966	Automobiles — 0.0%
Transportation Infrastructure — 0.1%			Bayerische Motoren Werke AG	136,220	3,454,348
Hainan Meilan International Airport Co., Ltd.	2,659,000	728,497	Diversified Telecommunication Services — 0.1%
Jiangsu Express	3,274,000	2,290,014	Deutsche Telekom AG	1,265,080	18,560,081
Tianjin Port Development Holdings Ltd.	30,251,200	6,013,584
Xiamen International Port Co. Ltd.	36,222,600	3,147,222	Electric Utilities — 0.1%
			E.ON AG	432,935	16,224,180
		12,179,317
			Industrial Conglomerates — 0.1%
Wireless Telecommunication Services — 0.1%			Siemens AG	270,554	15,910,099
China Mobile Ltd.	3,422,000	30,124,949
			Insurance — 0.1%
Total Common Stocks in China		246,696,161	Allianz AG Registered Shares	234,932	17,241,667
Egypt — 0.1%			Machinery — 0.0%
Diversified Telecommunication Services — 0.1%			GEA Group AG	555,854	7,982,170
Telecom Egypt	10,449,481	25,361,796
			Pharmaceuticals — 0.1%
Total Common Stocks in Egypt		25,361,796	Bayer AG	480,025	26,277,127
Finland — 0.2%			Bayer AG (a)	12,400	693,423
Communications Equipment — 0.2%					26,970,550
Nokia Oyj	860,932	13,187,933
Nokia Oyj (a)	2,144,700	32,556,546	Total Common Stocks in Germany		118,877,812
		45,744,479	Hong Kong — 0.4%
			Electric Utilities — 0.1%
Electric Utilities — 0.0%			Cheung Kong Infrastructure Holdings Ltd.	4,499,900	16,482,856
Fortum Oyj	443,275	10,893,954
			Industrial Conglomerates — 0.1%
Total Common Stocks in Finland		56,638,433	Hutchison Whampoa Ltd.	3,798,000	20,523,898
France — 1.0%			Real Estate Investment Trusts (REITs) — 0.1%
Automobiles — 0.0%			The Link REIT	15,350,000	27,446,043
Peugeot SA	262,808	7,012,998
			Real Estate Management & Development — 0.1%
Commercial Banks — 0.0%			Cheung Kong Holdings Ltd.	1,699,000	16,312,991
Societe Generale SA	215,183	11,728,560	Sun Hung Kai Properties Ltd.	1,165,000	10,206,686
Communications Equipment — 0.0%			Wharf Holdings Ltd.	5,048,375	10,072,622
Alcatel SA (a)	244,500	628,365			36,592,299
Construction & Engineering — 0.0%			Total Common Stocks in Hong Kong		101,045,096
Bouygues	135,479	5,768,739
			India — 0.6%
Diversified Telecommunication Services — 0.2%			Commercial Banks — 0.1%
France Telecom SA	2,223,000	56,054,269	State Bank of India Ltd.	610,000	13,964,843
Health Care Equipment & Supplies — 0.2%			Construction & Engineering — 0.0%
Cie Generale d’Optique Essilor International SA	895,000	40,147,806	Larsen & Toubro Ltd.	687,300	11,456,957

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 9

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

India (concluded)			Japan (continued)
Electrical Equipment — 0.1%			Chemicals — 0.9%
Bharat Heavy Electricals Ltd.	980,000	$ 26,035,295	Hitachi Chemical Co., Ltd.	1,303,000	$ 13,313,800
Media — 0.0%			Mitsubishi Rayon Co., Ltd.	11,279,900	24,215,198
Zee Telefilms Ltd.	2,362,150	7,500,596	Shin-Etsu Chemical Co., Ltd.	1,320,100	70,170,506
			Sumitomo Chemical Co., Ltd.	24,500,000	74,956,475
Oil, Gas & Consumable Fuels — 0.2%			Ube Industries Ltd.	7,950,000	16,727,224
Reliance Industries Ltd.	1,459,600	41,375,952
					199,383,203
Pharmaceuticals — 0.0%
Wockhardt Ltd.	124,100	286,460	Commercial Banks — 0.2%
			Mizuho Financial Group, Inc.	3,260	7,960,274
Road & Rail — 0.1%			Shinsei Bank Ltd.	400	614
Container Corp. of India	900,000	11,591,485	Sumitomo Mitsui Financial Group, Inc.	10,850	43,496,188
Thrifts & Mortgage Finance — 0.1%					51,457,076
Housing Development Finance Corp.	475,000	17,242,158
			Construction & Engineering — 0.3%
Total Common Stocks in India		129,453,746	JGC Corp.	2,196,000	23,540,991
Indonesia — 0.0%			Kinden Corp.	1,672,000	13,960,739
Oil, Gas & Consumable Fuels — 0.0%			Okumura Corp.	6,040,800	23,677,684
Bumi Resources Tbk PT	44,796,133	3,978,472	Toda Corp.	4,179,300	15,096,408
Total Common Stocks in Indonesia		3,978,472			76,275,822
Israel — 0.1%			Diversified Financial Services — 0.1%
Pharmaceuticals — 0.1%			NCB Holdings Ltd. (b)	34,970	0
Teva Pharmaceutical Industries Ltd. (a)	300,000	12,864,000	RHJ International (a)(b)	911,000	4,899,909
Real Estate Management & Development — 0.0%			RHJ International (b)	3,474,800	18,807,877
AFI Development Plc (a)(b)	2,850,986	4,561,578			23,707,786
Software — 0.0%			Diversified Telecommunication Services — 0.2%
Check Point Software Technologies Ltd. (b)	60,400	1,221,288	Nippon Telegraph & Telephone Corp.	8,400	34,278,071
Ectel Ltd. (a)(b)	227,521	204,769	Electronic Equipment & Instruments — 0.2%
		1,426,057	Hoya Corp.	1,684,600	30,760,484
Total Common Stocks in Israel		18,851,635	Murata Manufacturing Co., Ltd.	512,400	17,659,547
Italy — 0.2%					48,420,031
Aerospace & Defense — 0.0%			Food & Staples Retailing — 0.3%
Finmeccanica SpA	579,578	7,090,775	Seven & I Holdings Co. Ltd.	2,352,000	66,039,379
Oil, Gas & Consumable Fuels — 0.2%			Gas Utilities — 0.2%
Eni SpA	1,422,811	33,959,888	Tokyo Gas Co., Ltd.	12,707,000	54,639,512
Total Common Stocks in Italy		41,050,663	Household Durables — 0.4%
Japan — 8.6%			Panasonic Corp.	2,341,600	37,708,509
Auto Components — 0.2%			Rinnai Corp.	271,300	9,921,051
Toyota Industries Corp.	1,598,600	36,089,874	Sekisui House Ltd.	5,088,000	51,020,145
			Sony Corp. (a)	27,800	646,072
Automobiles — 0.2%
Honda Motor Co., Ltd.	445,800	11,084,994			99,295,777
Suzuki Motor Corp.	3,151,000	46,238,746	Insurance — 1.2%
		57,323,740	Aioi Insurance Co., Ltd.	12,941,300	53,139,499
			Mitsui Sumitomo Insurance Group Holdings, Inc.	2,852,695	79,271,815
Beverages — 0.4%			Nipponkoa Insurance Co., Ltd.	6,925,400	41,507,889
Coca-Cola Central Japan Co., Ltd.	1,149	7,518,841	Tokio Marine Holdings, Inc.	3,745,100	115,520,959
Coca-Cola West Holdings Co., Ltd.	1,623,900	32,568,866
Hokkaido Coca-Cola Bottling Co., Ltd.	511,000	2,607,890			289,440,162
Kirin Holdings Co., Ltd.	3,118,500	34,491,250	Machinery — 0.2%
Mikuni Coca-Cola Bottling Co., Ltd.	1,393,100	13,338,536	Kubota Corp.	6,150,300	30,870,529
		90,525,383	NGK Insulators Ltd.	883,300	9,174,540
			Tadano Ltd.	606,000	2,686,854
Building Products — 0.1%
Asahi Glass Co., Ltd.	2,705,000	16,997,610			42,731,923
Daikin Industries Ltd.	516,000	11,606,106	Media — 0.1%
Nippon Sheet Glass Co., Ltd.	189,000	618,105	Toho Co., Ltd.	1,392,000	26,536,418
		29,221,821

See Notes to Financial Statements. 10 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Japan (concluded)			Malaysia (concluded)
Office Electronics — 0.3%			Wireless Telecommunication Services — 0.0%
Canon, Inc.	2,192,800	$ 76,729,672	TM International Bhd (b)	3,750,000	$ 4,799,234
Pharmaceuticals — 1.0%			Total Common Stocks in Malaysia		62,038,894
Astellas Pharma, Inc.	2,320,000	93,446,706	Mexico — 0.1%
Mitsubishi Tanabe Pharma Corp.	1,006,000	10,587,809	Beverages — 0.0%
Takeda Pharmaceutical Co., Ltd.	2,700,000	134,150,070	Fomento Economico Mexicano, SA de CV (a)	349,200	8,831,268
		238,184,585	Wireless Telecommunication Services — 0.1%
Real Estate Management & Development — 0.1%			America Movil, SA de CV (a)	433,000	13,397,020
Daiwa House Industry Co., Ltd.	2,181,000	19,388,914	Total Common Stocks in Mexico		22,228,288
Marco Polo Investment Holdings Ltd. (b)	4,274	0
NTT Urban Development Co.	11,200	11,490,182	Netherlands — 0.1%
			Diversified Financial Services — 0.0%
		30,879,096	ING Groep NV CVA	658,006	6,172,332
Road & Rail — 0.4%			Diversified Telecommunication Services — 0.1%
East Japan Railway Co.	9,075	64,577,725	Koninklijke KPN NV	583,200	8,213,324
West Japan Railway Co.	5,020	22,090,978
			Food Products — 0.0%
		86,668,703	Unilever NV (a)	267,300	6,428,565
Software — 0.1%			Total Common Stocks in the Netherlands		20,814,221
Nintendo Co., Ltd.	78,000	25,062,047
			New Zealand — 0.0%
Specialty Retail — 0.0%			Electric Utilities — 0.0%
Shimachu Co., Ltd.	302,000	6,887,786	Contact Energy Ltd.	858,800	3,641,061
Trading Companies & Distributors — 0.7%			Total Common Stocks in New Zealand		3,641,061
Mitsubishi Corp.	5,737,000	96,162,746
Mitsui & Co., Ltd.	5,847,400	56,658,427	Norway — 0.1%
			Diversified Telecommunication Services — 0.0%
		152,821,173	Telenor ASA	477,000	2,846,256
Wireless Telecommunication Services — 0.8%			Metals & Mining — 0.0%
KDDI Corp.	11,000	65,906,904	Norsk Hydro ASA	300,000	1,253,487
NTT DoCoMo, Inc.	70,200	111,333,606
			Oil, Gas & Consumable Fuels — 0.1%
		177,240,510	Statoilhydro ASA	1,105,000	22,225,549
Total Common Stocks in Japan		2,019,839,550	Total Common Stocks in Norway		26,325,292
Kazakhstan — 0.2%			Philippines — 0.0%
Oil, Gas & Consumable Fuels — 0.2%			Independent Power Producers
KazMunaiGas Exploration Production (a)	3,546,100	49,645,400	& Energy Traders — 0.0%
Total Common Stocks in Kazakhstan		49,645,400	Energy Development Corp.	9,000,000	546,410
Luxembourg — 0.0%			First Gen Corp. (b)	450,000	127,106
Metals & Mining — 0.0%			Total Common Stocks in the Philippines		673,516
ArcelorMittal	332,148	8,623,085	Russia — 0.9%
Total Common Stocks in Luxembourg		8,623,085	Commercial Banks — 0.1%
Malaysia — 0.3%			Sberbank	19,256,500	17,330,850
Diversified Telecommunication Services — 0.0%			Diversified Telecommunication Services — 0.0%
Telekom Malaysia Bhd	5,050,000	4,777,174	AO VimpelCom (a)	656,500	9,519,250
Electric Utilities — 0.1%			Metals & Mining — 0.3%
Tenaga Nasional Bhd	10,743,444	18,260,951	Cherepovets MK Severstal (a)	1,066,900	3,680,805
Food Products — 0.1%			Kuzbassrazrezugol (b)	48,662,296	7,785,967
IOI Corp. Bhd	18,696,656	14,820,633	MMC Norilsk Nickel (a)	1,583,100	15,846,831
			Mechel OAO (a)	1,688,000	15,478,960
Hotels, Restaurants & Leisure — 0.0%			Novolipetsk Steel (a)	300,000	2,820,000
Resorts World Bhd	5,027,888	3,550,043	Polyus Gold Co. ZAO (a)	1,000,000	11,020,000
Tobacco — 0.1%					56,632,563
British American Tobacco Malaysia Bhd	1,131,000	13,093,854
			Oil, Gas & Consumable Fuels — 0.4%
Transportation Infrastructure — 0.0%			LUKOIL (a)	215,600	8,235,920
PLUS Expressways Bhd	3,642,800	2,737,005	OAO Gazprom (a)	4,089,000	81,248,430
			Surgutneftegaz (a)	481,800	3,107,610
					92,591,960

See Notes to Financial Statements. BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 11

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

Russia (concluded)			South Korea (concluded)
Transportation Infrastructure — 0.1%			Insurance — 0.1%
Novorossiysk Commercial Sea Port (a)	5,050,829	$ 27,274,477	Dongbu Insurance Co., Ltd.	336,900	$ 3,430,048
Total Common Stocks in Russia		203,349,100	Korean Reinsurance Co.	1,326,306	7,403,087
			Meritz Fire & Marine Insurance Co. Ltd.	1,840,166	6,755,626
Singapore — 0.6%
Commercial Banks — 0.1%					17,588,761
Oversea-Chinese Banking Corp.	3,900,000	13,185,713	Metals & Mining — 0.1%
Diversified Telecommunication Services — 0.2%			POSCO	48,230	13,283,964
Singapore Telecommunications Ltd.	23,351,910	39,299,324	POSCO (a)	217,800	14,633,982
Health Care Providers & Services — 0.1%					27,917,946
Parkway Holdings Ltd.	13,199,853	14,152,516	Semiconductors & Semiconductor
Industrial Conglomerates — 0.2%			Equipment — 0.1%
Fraser and Neave Ltd.	8,600,000	16,227,652	Samsung Electronics Co., Ltd.	73,700	31,072,190
Keppel Corp. Ltd.	8,850,000	27,591,575	Textiles, Apparel & Luxury Goods — 0.0%
		43,819,227	Cheil Industries, Inc.	227,411	7,422,530
Machinery — 0.0%			Tobacco — 0.2%
Sembcorp Marine Ltd.	4,629,100	5,752,492	KT&G Corp.	652,800	41,899,102
Media — 0.0%			Wireless Telecommunication Services — 0.1%
Singapore Press Holdings Ltd.	4,350,000	9,502,381	SK Telecom Co., Ltd.	77,940	12,370,552
Real Estate Investment Trusts (REITs) — 0.0%			Total Common Stocks in South Korea		193,428,064
Parkway Life Real Estate Investment Trust	449,995	229,549	Spain — 0.2%
Real Estate Management			Commercial Banks — 0.0%
& Development — 0.0%			Banco Santander SA	893,691	9,665,417
CapitaLand Ltd.	4,865,000	9,750,271	Diversified Telecommunication Services — 0.2%
Keppel Land Ltd.	1,631,652	2,097,496	Telefonica SA	1,325,328	24,538,384
		11,847,767	Telefonica SA (a)	186,798	10,369,157
Trading Companies & Distributors — 0.0%					34,907,541
Noble Group Ltd.	5,085,317	3,701,808	Independent Power Producers & Energy
Wireless Telecommunication Services — 0.0%			Traders — 0.0%
MobileOne Ltd.	10,800,000	9,614,658	Iberdrola Renovables (b)	1,315,200	4,001,170
Total Common Stocks in Singapore		151,105,435	Transportation Infrastructure — 0.0%
			Cintra Concesiones de Infraestructuras
South Africa — 0.1%			de Transporte SA	440,998	3,923,573
Metals & Mining — 0.1%
Anglo Platinum Ltd.	79,000	3,264,224	Total Common Stocks in Spain		52,497,701
Gold Fields Ltd. (a)	550,000	3,657,500	Sweden — 0.0%
Impala Platinum Holdings Ltd.	310,000	3,235,688	Auto Components — 0.0%
Katanga Mining Ltd. (b)	3,115,800	3,851,773	Autoliv, Inc.	24,600	525,456
		14,009,185	Machinery — 0.0%
Oil, Gas & Consumable Fuels — 0.0%			Volvo AB B Shares	1,500,653	7,841,868
Sasol Ltd.	152,000	4,486,723	Total Common Stocks in Sweden		8,367,324
Total Common Stocks in South Africa		18,495,908	Switzerland — 0.7%
South Korea — 0.8%			Capital Markets — 0.1%
Chemicals — 0.1%			Credit Suisse Group AG	349,240	13,059,436
Samsung Fine Chemicals Co., Ltd.	467,400	12,914,149	Food Products — 0.3%
Diversified Telecommunication Services — 0.1%			Nestle SA Registered Shares	1,873,431	72,852,097
KT Corp. (a)	2,128,600	26,713,930	Insurance — 0.1%
Electrical Equipment — 0.0%			Zurich Financial Services AG	124,699	25,298,639
LS Corp.	291,400	12,308,521	Pharmaceuticals — 0.2%
Electronic Equipment & Instruments — 0.0%			Novartis AG Registered Shares	317,171	16,098,970
Interflex Co., Ltd.	167,759	196,576	Roche Holding AG	175,608	26,855,178
Hotels, Restaurants & Leisure — 0.0%					42,954,148
Paradise Co. Ltd.	1,915,226	3,023,807	Total Common Stocks in Switzerland		154,164,320

See Notes to Financial Statements. 12 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

Taiwan — 0.6%			United Kingdom (concluded)
Commercial Banks — 0.0%			Metals & Mining — 0.1%
Chinatrust Financial Holding Co.	8,448,408	$ 2,413,337	Anglo American Plc	542,159	$ 13,603,441
Construction Materials — 0.1%			Multiline Retail — 0.0%
Taiwan Cement Corp.	24,323,534	12,489,745	Next Plc	409,101	6,953,485
Diversified Financial Services — 0.0%			Oil, Gas & Consumable Fuels — 0.7%
Fubon Financial Holding Co. Ltd.	4,992,000	3,027,812	BP Plc	6,734,620	54,897,086
Diversified Telecommunication Services — 0.3%			BP Plc (a)	1,298,200	64,520,540
Chunghwa Telecom Co., Ltd.	11,529,980	19,076,735	Royal Dutch Shell Plc (a)	200,000	11,162,000
Chunghwa Telecom Co., Ltd. (a)	2,530,000	41,643,798	Royal Dutch Shell Plc Class B	1,599,928	43,376,831
		60,720,533			173,956,457
Electronic Equipment & Instruments — 0.1%			Pharmaceuticals — 0.1%
Delta Electronics, Inc.	10,557,854	23,960,383	GlaxoSmithKline Plc	1,059,015	20,358,440
HON HAI Precision Industry Co., Ltd.	4,312,500	10,409,059	Tobacco — 0.1%
		34,369,442	British American Tobacco Plc	911,418	24,999,538
Insurance — 0.0%			Wireless Telecommunication Services — 0.4%
Cathay Financial Holding Co., Ltd.	6,878,672	7,387,632	Vodafone Group Plc	29,118,967	56,016,572
			Vodafone Group Plc (a)	1,314,786	25,335,926
Semiconductors & Semiconductor
Equipment — 0.1%					81,352,498
Taiwan Semiconductor Manufacturing Co., Ltd.	12,021,167	17,491,473	Total Common Stocks in the United Kingdom		483,099,584
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	1,356,806	11,207,218	United States — 27.1%
		28,698,691	Aerospace & Defense — 0.7%
Total Common Stocks in Taiwan		149,107,192	Boeing Co.	1,457,000	76,157,390
			General Dynamics Corp.	94,057	5,673,518
Thailand — 0.2%			Goodrich Corp.	14,300	522,808
Commercial Banks — 0.1%			Honeywell International, Inc.	14,100	429,345
Siam Commercial Bank Pcl	12,594,600	18,864,950	L-3 Communications Holdings, Inc.	8,600	698,062
Electronic Equipment & Instruments — 0.0%			Lockheed Martin Corp.	425,500	36,188,775
Hana Microelectronics Pcl	10,750,000	3,159,058	Northrop Grumman Corp.	7,600	356,364
Oil, Gas & Consumable Fuels — 0.1%			Raytheon Co.	10,400	531,544
PTT Exploration & Production Pcl	800,000	1,951,498	Spirit Aerosystems Holdings, Inc. Class A (b)	2,196,100	35,423,093
PTT Public Company THB10	3,100,000	14,062,767	United Technologies Corp.	221,500	12,173,640
		16,014,265			168,154,539
Transportation Infrastructure — 0.0%			Auto Components — 0.0%
Airports of Thailand Pcl	6,247,600	3,368,891	WABCO Holdings, Inc.	4,400	80,828
Bangkok Expressway Pcl Foreign Shares	4,950,000	1,708,845	Automobiles — 0.0%
		5,077,736	General Motors Corp. (c)	2,000,000	11,560,000
Total Common Stocks in Thailand		43,116,009	Beverages — 0.2%
			The Coca-Cola Co.	550,900	24,272,654
United Kingdom — 2.1%			Constellation Brands, Inc. Class A (b)	400,400	5,021,016
Aerospace & Defense — 0.1%			Dr. Pepper Snapple Group, Inc. (b)	398,152	9,117,681
BAE Systems Plc	3,228,408	18,146,745	Pepsi Bottling Group, Inc.	23,500	543,320
Beverages — 0.3%			PepsiAmericas, Inc.	167,000	3,161,310
Diageo Plc (a)	1,215,000	75,560,850			42,115,981
Commercial Banks — 0.0%			Biotechnology — 0.0%
HSBC Holdings Plc	592,487	7,017,538	Amgen, Inc. (b)	34,500	2,066,205
Diversified Financial Services — 0.1%			Senomyx, Inc. (b)	42,855	107,138
Guinness Peat Group Plc	29,157,001	16,257,480			2,173,343
Food Products — 0.2%			Capital Markets — 1.1%
Cadbury Plc (a)	505,536	18,694,721	The Bank of New York Mellon Corp.	3,155,148	102,857,825
Premier Foods Plc	1,000,000	443,405	Northern Trust Corp.	1,181,574	66,534,432
Unilever Plc	1,146,408	25,754,986	State Street Corp.	2,107,012	91,338,970
		44,893,112			260,731,227

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 13

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

United States (continued)			United States (continued)
Chemicals — 0.4%			Diversified Telecommunication Services — 1.6%
CF Industries Holdings, Inc.	11,800	$ 757,442	AT&T Inc.	7,795,870	$ 208,695,440
Celanese Corp. Series A	24,200	335,412	AboveNet, Inc. (b)	16,086	643,440
The Dow Chemical Co.	1,932,000	51,526,440	CenturyTel, Inc.	16,500	414,315
E.I. du Pont de Nemours & Co.	1,341,100	42,915,200	Embarq Corp.	97,166	2,914,980
Lubrizol Corp.	13,500	507,330	FairPoint Communications, Inc.	56,015	222,940
Praxair, Inc.	100,000	6,515,000	General Communication, Inc. Class A (b)	695,100	5,338,368
Terra Industries, Inc.	25,900	569,541	Qwest Communications International Inc.	8,680,301	24,825,661
		103,126,365	Verizon Communications, Inc.	4,640,400	137,680,668
			Windstream Corp.	474,166	3,560,987
Commercial Banks — 0.1%
U.S. Bancorp	487,000	14,517,470			384,296,799
Communications Equipment — 1.1%			Electric Utilities — 0.8%
3Com Corp. (b)	7,149,116	19,517,087	Duke Energy Corp.	45,400	743,652
Cisco Systems, Inc. (b)	3,739,217	66,445,886	Entergy Corp.	464,200	36,230,810
Comverse Technology, Inc. (b)	2,552,750	18,558,492	Exelon Corp.	676,100	36,671,664
Corning, Inc.	5,004,000	54,193,320	FPL Group, Inc.	1,113,000	52,578,120
Extreme Networks, Inc. (b)	68,641	126,299	FirstEnergy Corp.	17,800	928,448
JDS Uniphase Corp. (b)	313,092	1,709,482	PPL Corp.	603,400	19,803,588
Motorola, Inc.	4,328,450	23,243,777	RusHydro (b)	1,618,691,200	29,783,918
Polycom, Inc. (b)	2,000,000	42,020,000	The Southern Co.	50,100	1,720,434
QUALCOMM, Inc.	958,150	36,658,819			178,460,634
Tellabs, Inc. (b)	263,300	1,116,392	Electronic Equipment & Instruments — 0.1%
		263,589,554	Avnet, Inc. (b)	21,200	354,888
Computers & Peripherals — 0.8%			Mettler Toledo International, Inc. (b)	50,000	3,827,000
Dell, Inc. (b)	84,000	1,020,600	Tyco Electronics Ltd.	329,694	6,409,251
EMC Corp. (b)	43,900	517,142			10,591,139
Hewlett-Packard Co.	1,888,400	72,287,952	Energy Equipment & Services — 0.6%
International Business Machines Corp.	860,665	80,016,025	Complete Production Services, Inc. (b)	850,000	10,531,500
Lexmark International, Inc. Class A (b)	692,800	17,895,024	ENSCO International, Inc.	131,300	4,990,713
SanDisk Corp. (b)	1,588,100	14,118,209	Global Industries Ltd. (b)	4,138,300	10,552,665
Seagate Technology	37,600	254,552	Halliburton Co.	820,000	16,227,800
Sun Microsystems, Inc. (b)	1,049,962	4,829,825	Key Energy Services, Inc. (b)	577,400	3,579,880
Western Digital Corp. (b)	36,641	604,577	Nabors Industries Ltd. (b)	300,000	4,314,000
		191,543,906	National Oilwell Varco, Inc. (b)	1,000,000	29,890,000
Construction & Engineering — 0.1%			Patterson-UTI Energy, Inc.	48,600	644,922
Foster Wheeler Ltd. (b)	898,790	24,626,846	Schlumberger Ltd.	447,200	23,097,880
KBR, Inc.	628,000	9,319,520	Smith International, Inc.	204,487	7,050,712
			Transocean, Inc.	267,000	21,982,110
		33,946,366	Weatherford International Ltd. (b)	599,800	10,124,624
Consumer Finance — 0.0%					142,986,806
Discover Financial Services, Inc.	3,450	42,262
			Food & Staples Retailing — 0.1%
Containers & Packaging — 0.1%			CVS Caremark Corp.	400,638	12,279,555
Crown Holdings, Inc. (b)	600,900	12,126,162	The Kroger Co.	24,808	681,228
Owens-Illinois, Inc. (b)	23,600	539,968	SUPERVALU, Inc.	203,876	2,903,194
Smurfit-Stone Container Corp. (b)	631,000	851,850	Wal-Mart Stores, Inc.	200,300	11,178,743
		13,517,980			27,042,720
Distributors — 0.0%			Food Products — 0.6%
Genuine Parts Co.	16,400	645,340	Bunge Ltd.	196,300	7,539,883
Diversified Financial Services — 0.4%			ConAgra Foods, Inc.	575,925	10,032,613
Bank of America Corp.	1,220,800	29,506,736	H.J. Heinz Co.	392,598	17,203,644
Citigroup, Inc.	354,500	4,838,925	Hormel Foods Corp.	32,400	915,624
JPMorgan Chase & Co.	1,700,000	70,125,000	Kraft Foods, Inc.	2,634,068	76,756,742
		104,470,661	Ralcorp Holdings, Inc. (b)	79,562	5,384,756
			Sara Lee Corp.	400,500	4,477,590
			Unilever Plc (a)	419,600	9,466,176
					131,777,028

See Notes to Financial Statements. 14 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

United States (continued)			United States (continued)
Health Care Equipment & Supplies — 0.5%			Insurance — 2.3%
Baxter International, Inc.	209,982	$ 12,701,811	ACE Ltd.	1,909,419	$ 109,524,274
Boston Scientific Corp. (b)	700,000	6,321,000	The Allstate Corp.	952,500	25,136,475
Covidien Ltd.	329,420	14,590,012	Arch Capital Group Ltd. (b)	281,563	19,639,019
Hologic, Inc. (b)	2,713,500	33,213,240	Assurant, Inc.	491,318	12,518,783
Medtronic, Inc.	1,451,200	58,526,896	Axis Capital Holdings Ltd.	19,300	549,664
		125,352,959	CNA Financial Corp.	15,700	244,292
			Chubb Corp.	964,300	49,970,026
Health Care Providers & Services — 1.2%			Endurance Specialty Holdings Ltd. (c)	843,300	25,501,392
Aetna, Inc.	1,644,000	40,886,280	Everest Re Group Ltd.	234,700	17,532,090
AmerisourceBergen Corp.	500,000	15,635,000	Fidelity National Title Group, Inc. Class A	2,700,000	24,327,000
Cardinal Health, Inc.	27,900	1,065,780	Genworth Financial, Inc. Class A	16,600	80,344
Cigna Corp.	1,687,700	27,509,510	Hartford Financial Services Group, Inc.	261,027	2,693,799
DaVita, Inc. (b)	288,800	16,389,400	IPC Holdings, Ltd.	457,630	12,635,164
Express Scripts, Inc. (b)	15,800	957,638	Lincoln National Corp.	247,000	4,258,280
HealthSouth Corp. (b)(c)	450,000	5,643,000	Loews Corp.	14,310	475,235
Humana, Inc. (b)	1,400,000	41,426,000	Marsh & McLennan Cos., Inc.	298,900	8,763,748
McKesson Corp.	300,000	11,037,000	MetLife, Inc.	697,878	23,183,507
Medco Health Solutions, Inc. (b)	498,700	18,925,665	PartnerRe Ltd.	245,900	16,644,971
PharMerica Corp. (b)	17,475	358,762	Platinum Underwriters Holdings Ltd.	353,100	11,207,394
Quest Diagnostics, Inc.	27,200	1,272,960	The Progressive Corp.	1,214,700	17,333,769
UnitedHealth Group, Inc.	2,500,000	59,325,000	Prudential Financial, Inc.	251,100	7,533,000
WellPoint, Inc. (b)	1,082,200	42,065,114	RenaissanceRe Holdings Ltd.	386,400	17,735,760
		282,497,109	The Travelers Cos., Inc.	1,659,358	70,605,683
Hotels, Restaurants & Leisure — 0.3%			XL Capital Ltd. Class A	5,269,637	51,115,479
International Game Technology	1,603,900	22,454,600			529,209,148
McDonald’s Corp.	621,000	35,974,530	Internet & Catalog Retail — 0.0%
Panera Bread Co. Class A (b)	196,400	8,861,568	Expedia, Inc. (b)	33,700	320,487
		67,290,698	Liberty Media Holding Corp. — Interactive (b)	48,153	234,987
Household Durables — 0.0%					555,474
Mohawk Industries, Inc. (b)	9,300	449,934	Internet Software & Services — 0.2%
Household Products — 0.7%			Google, Inc. Class A (b)	98,900	35,540,704
The Procter & Gamble Co.	2,476,500	159,833,310	Leisure Equipment & Products — 0.1%
IT Services — 0.0%			Hasbro, Inc.	25,100	729,657
Accenture Ltd. Class A	17,400	575,070	Mattel, Inc.	1,186,800	17,825,736
Affiliated Computer Services, Inc. Class A (b)	26,600	1,090,600			18,555,393
Alliance Data Systems Corp. (b)	22,400	1,123,584
Computer Sciences Corp. (b)	15,250	459,940	Life Sciences Tools & Services — 0.2%
Hewitt Associates, Inc. Class A (b)	33,000	920,370	Applied Biosystems, Inc.	100,000	3,083,000
SAIC, Inc. (b)	77,300	1,427,731	Invitrogen Corp. (b)	100,000	2,879,000
			PerkinElmer, Inc.	175,000	3,139,500
		5,597,295	Thermo Fisher Scientific, Inc. (b)	392,000	15,915,200
Independent Power Producers & Energy			Varian, Inc. (b)	50,000	1,842,500
Traders — 0.1%			Waters Corp. (b)	400,000	17,520,000
The AES Corp. (b)	697,400	5,558,278			44,379,200
Calpine Corp. (b)	37,655	440,563
Dynegy, Inc. Class A (b)	1,518,188	5,526,204	Machinery — 0.0%
NRG Energy, Inc. (b)	438,900	10,204,425	AGCO Corp. (b)	17,750	559,480
			Cummins, Inc.	14,300	369,655
		21,729,470	Dover Corp.	32,100	1,019,817
Industrial Conglomerates — 0.4%			Pall Corp.	100,000	2,641,000
3M Co.	727,000	46,746,100	Parker Hannifin Corp.	12,900	500,133
McDermott International, Inc. (b)	746,300	12,784,119	SPX Corp.	9,200	356,408
Textron, Inc.	745,800	13,200,660			5,446,493
Tyco International Ltd.	329,246	8,323,339
			Marine — 0.1%
		81,054,218	American Commercial Lines, Inc. (b)	2,422,182	17,996,812

See Notes to Financial Statements. BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 15

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

United States (continued)			United States (continued)
Media — 0.8%			Paper & Forest Products — 0.2%
Ascent Media Corp. Class A (b)	3,255	$ 82,319	International Paper Co.	2,343,300	$ 40,351,626
Comcast Corp. Class A	5,729,563	90,297,913	Personal Products — 0.0%
DISH Network Corp. (b)	522,900	8,230,446	Avon Products, Inc.	350,600	8,705,398
Discovery Communications, Inc. Class A (b)	32,550	443,982
Discovery Communications, Inc. Class C (b)	32,550	433,566	Pharmaceuticals — 3.7%
Liberty Media Corp. — Entertainment Class A (b)	768	12,365	Abbott Laboratories	1,321,770	72,895,615
Liberty Media Holding Corp. — Capital (b)	192	1,308	Bristol-Myers Squibb Co.	10,500,000	215,775,000
News Corp. Class A	2,149,500	22,870,680	Eli Lilly & Co.	717,808	24,276,267
Time Warner, Inc.	1,476,700	14,899,903	Endo Pharmaceuticals Holdings, Inc. (b)	184,600	3,415,100
Viacom, Inc. Class B (b)	2,048,600	41,422,692	Forest Laboratories, Inc. (b)	270,600	6,286,038
Virgin Media, Inc.	2,246,000	12,936,960	Johnson & Johnson	3,411,619	209,268,709
			King Pharmaceuticals, Inc. (b)	277,700	2,440,983
		191,632,134	Merck & Co., Inc.	2,180,000	67,471,000
Metals & Mining — 0.4%			Mylan, Inc. (b)(c)	1,833,200	15,710,524
AK Steel Holding Corp.	19,400	270,048	Pfizer, Inc.	8,500,000	150,535,000
Alcoa, Inc.	1,679,300	19,328,743	Schering-Plough Corp.	2,070,000	29,994,300
Freeport-McMoRan Copper & Gold, Inc. Class B	420,600	12,239,460	Valeant Pharmaceuticals International (b)	1,772,700	33,273,579
Newmont Mining Corp.	2,312,915	60,922,181	Wyeth	1,500,000	48,270,000
Nucor Corp.	24,300	984,393			879,612,115
Reliance Steel & Aluminum Co.	21,200	530,848
United States Steel Corp.	226,500	8,353,320	Professional Services — 0.0%
			Manpower, Inc.	9,700	301,961
		102,628,993
			Real Estate Investment Trusts (REITs) — 0.0%
Multi-Utilities — 0.0%			Ventas, Inc.	209,900	7,568,994
CMS Energy Corp.	699,500	7,169,875
			Real Estate Management
Multiline Retail — 0.0%			& Development — 0.1%
Big Lots, Inc. (b)	26,300	642,509	The St. Joe Co. (b)	1,002,300	30,991,116
Family Dollar Stores, Inc.	20,000	538,200
			Road & Rail — 2.0%
		1,180,709	Burlington Northern Santa Fe Corp.	2,776,400	247,266,184
Office Electronics — 0.2%			CSX Corp.	20,900	955,548
Xerox Corp.	4,707,700	37,755,754	Norfolk Southern Corp.	830,000	49,750,200
Oil, Gas & Consumable Fuels — 2.4%			Ryder System, Inc.	21,100	835,982
Alliance Resource Partners LP	389,262	12,456,384	Union Pacific Corp.	2,702,900	180,472,633
Anadarko Petroleum Corp.	525,000	18,532,500			479,280,547
Apache Corp.	457,400	37,657,742	Semiconductors & Semiconductor
CNX Gas Corp. (b)	1,022,400	25,856,496	Equipment — 0.6%
Chevron Corp.	597,550	44,577,230	Applied Materials, Inc.	776,900	10,029,779
Cimarex Energy Co.	21,800	882,028	Broadcom Corp. Class A (b)	954,800	16,307,984
ConocoPhillips	239,800	12,474,396	Intel Corp.	5,783,369	92,533,904
Consol Energy, Inc.	2,729,961	85,693,476	Intersil Corp. Class A	26,700	365,523
Devon Energy Corp.	122,800	9,929,608	LSI Corp. (b)	217,228	836,328
El Paso Corp.	9,389,300	91,076,210	Novellus Systems, Inc. (b)	25,100	396,580
Exxon Mobil Corp.	1,431,800	106,125,016	Texas Instruments, Inc.	637,000	12,459,720
Foundation Coal Holdings, Inc.	1,837,714	38,150,943	Xilinx, Inc.	57,700	1,062,834
Frontline Ltd.	25,800	820,440
Hess Corp.	362,483	21,825,101			133,992,652
Marathon Oil Corp.	337,800	9,829,980	Software — 1.2%
Murphy Oil Corp.	257,200	13,024,608	BMC Software, Inc. (b)	17,500	451,850
Noble Energy, Inc.	14,300	741,026	CA, Inc.	2,834,800	50,459,440
Occidental Petroleum Corp.	380,000	21,105,200	Microsoft Corp.	9,805,850	218,964,631
Plains Exploration & Production Co. (b)	27,600	778,320	Novell, Inc. (b)	532,900	2,483,314
Stone Energy Corp. (b)	184,500	5,597,730	Oracle Corp. (b)	713,600	13,051,744
Sunoco, Inc.	10,300	314,150	Symantec Corp. (b)	74,500	937,210
Valero Energy Corp.	13,200	271,656	Synopsys, Inc. (b)	28,600	522,808
		557,720,240			286,870,997

See Notes to Financial Statements. 16 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Exchange-Traded Funds		Shares	Value

United States (concluded)			United States — 5.0%
Specialty Retail — 0.0%			Consumer Staples Select Sector SPDR Fund		1,427,000	$ 34,419,240
Circuit City Stores, Inc.	558,700	$ 145,262	Energy Select Sector SPDR Fund (d)		10,919,800	561,277,720
The Gap, Inc.	82,900	1,072,726	Health Care Select Sector SPDR Fund		1,428,100	37,987,460
Ross Stores, Inc.	43,200	1,412,208	iShares Dow Jones U.S. Financial Sector
TJX Cos., Inc.	49,000	1,311,240	Index Fund		265,300	14,312,935
		3,941,436	iShares Dow Jones U.S. Technology Sector
			Index Fund		515,400	20,286,144
Textiles, Apparel & Luxury Goods — 0.0%			iShares Dow Jones U.S. Telecommunications
Hanesbrands, Inc. (b)	50,875	888,786	Sector Index Fund		791,300	12,834,886
Unifi, Inc. (b)	1,621,711	7,784,213	iShares Silver Trust (b)		5,013,700	48,131,520
		8,672,999	SPDR Gold Trust (b)		5,062,305	361,144,839
Tobacco — 0.4%			Telecom HOLDRs Trust		180,000	4,285,800
Altria Group, Inc.	1,779,000	34,139,010	Utilities Select Sector SPDR Fund		2,385,500	68,964,805
Philip Morris International, Inc.	1,143,700	49,716,639	Vanguard Telecommunication Services		24,600	1,114,134
Reynolds American, Inc.	19,600	959,616	Total Exchange-Traded Funds in the United States			1,164,759,483
		84,815,265	Total Exchange-Traded Funds — 5.0%			1,166,152,039
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Co. LLC	1,574,700	15,983,205
Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.	3,412,000	10,679,560	Mutual Funds
Total Common Stocks in the United States		6,370,714,741	Vietnam — 0.0%
			Vietnam Enterprise Investments Ltd. —
Total Common Stocks — 50.1%		11,784,571,716	R Shares (b)		2,838,370	4,825,229
			Vinaland Ltd. (b)		14,680,000	7,413,400
			Total Mutual Funds — 0.0%			12,238,629
Preferred Stocks
United States — 0.2%
Diversified Financial Services — 0.2%			Warrants (g)
Citigroup, Inc. Series T, 6.50% (e)	1,075,500	34,641,855
			Canada — 0.0%
Insurance — 0.0%			Metals & Mining — 0.0%
IPC Holdings, Ltd., 7.25% (e)	73,300	1,880,834	Kinross Gold Corp. (expires 9/03/13)		567,813	895,084
MetLife, Inc. Series B, 6.375% (e)	372,100	3,226,107	New Gold, Inc. (expires 4/03/12)		1,750,000	29,038
XL Capital Ltd., 10.75% (e)	264,757	3,987,240
			Total Warrants in Canada			924,122
		9,094,181
			United States — 0.0%
Oil, Gas & Consumable Fuels — 0.0%			Diversified Telecommunication Services — 0.0%
El Paso Corp., 4.99% (e)(f)	10,650	8,440,125	AboveNet, Inc. (expires 9/08/10)		14,626	160,886
Total Preferred Stocks — 0.2%		52,176,161	Paper & Forest Products — 0.0%

			Mandra Forestry Finance Ltd. (expires 5/15/13)		22,750	2,388,750

			Total Warrants in the United States			2,549,636

Exchange-Traded Funds			Total Warrants — 0.0%			3,473,758
Brazil — 0.0%
iShares MSCI Brazil (Free) Index Fund	22,600	857,896
Total Exchange-Traded Funds in Brazil		857,896
			Fixed Income Securities
South Korea — 0.0%
iShares MSCI South Korea Index Fund	19,000	534,660			Par
Total Exchange-Traded Funds in South Korea		534,660	Asset-Backed Securities		(000)
			United States — 0.0%
			Latitude CLO Ltd. Series 2005-1I Class SUB,
			13%, 12/15/17	USD	8,000	3,600,000
			Total Asset-Backed Securities — 0.0%			3,600,000

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 17

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Brazil — 0.0%				Hong Kong — 0.2%
Food Products — 0.0%				Hotels, Restaurants & Leisure — 0.1%
Cosan Finance Ltd., 7%, 2/01/17 (f)	USD	7,050	$ 4,300,500	FUJI Food and Catering Services Holdings
Total Corporate Bonds in Brazil			4,300,500	Ltd., 18.695%, 10/18/10 (e)(h)	CNY	190,300	$ 15,024,782
Canada — 0.2%				Industrial Conglomerates — 0.0%
Oil, Gas & Consumable Fuels — 0.0%				Hutchison Whampoa International
Addax Petroleum Corp. Series AXC,				03/33 Ltd., 5.45%, 11/24/10	USD	15,000	14,134,245
3.75%, 5/31/12 (e)		19,400	9,360,500	Real Estate Management
Paper & Forest Products — 0.2%				& Development — 0.0%
Sino-Forest Corp., 5%, 8/01/13 (e)(f)		52,750	40,749,375	Hongkong Land CB 2005 Ltd.,
				2.75%, 12/21/12 (e)		7,500	5,821,875
Wireless Telecommunication Services — 0.0%
Rogers Wireless Communications, Inc.,				Trading Companies & Distributors — 0.1%
7.625%, 12/15/11	CAD	6,250	5,261,138	Noble Group Ltd., 8.50%, 5/30/13 (f)		28,658	14,902,160
Total Corporate Bonds in Canada			55,371,013	Total Corporate Bonds in Hong Kong			49,883,062
Chile — 0.2%				India — 0.7%
Electric Utilities — 0.2%				Automobiles — 0.1%
Empresa Electrica del Norte Grande SA,				Tata Motors Ltd. (e):
7%, 11/05/17	USD	46,823	44,013,907	1%, 4/27/11		23,750	14,250,000
				7.73%, 7/12/12 (h)		4,300	2,365,000
Total Corporate Bonds in Chile			44,013,907
China — 0.4%
Automobiles — 0.1%				Construction & Engineering — 0.1%
Brilliance China Finance Ltd.,				Punj Lloyd Ltd., 6.154%, 4/08/11 (e)(h)		16,300	10,595,000
5.252%, 6/07/11 (e)(h)		22,588	16,941,000	Electrical Equipment — 0.0%
Food Products — 0.2%				Suzlon Energy Ltd., 19.415%, 6/12/12 (e)(h)		24,975	10,356,808
Chaoda Modern Agriculture Holdings Ltd.:				Metals & Mining — 0.1%
7.75%, 2/08/10		14,410	8,646,000	Gujarat NRE Coke Ltd., 6.846%, 4/12/11 (e)(h)		10,100	8,282,000
7.609%, 5/08/11 (e)(h)	HKD	114,420	14,438,973	Tata Steel Ltd., 1%, 9/05/12 (e)		22,800	14,018,899
Pine Agritech Ltd., 24.273%,							22,300,899
7/27/12 (e)(h)	CNY	362,300	29,134,440
				Thrifts & Mortgage Finance — 0.1%
			52,219,413	Housing Development Finance Corp.,
Oil, Gas & Consumable Fuels — 0.0%				2.608%, 9/27/10 (e)(h)		17,700	18,939,000
China Petroleum & Chemical Corp.,				Wireless Telecommunication Services — 0.3%
6.821%, 4/24/14 (e)(h)	HKD	68,800	7,504,105	Reliance Communications Ltd. (e)(h):
Specialty Retail — 0.1%				10.375%, 5/10/11		35,000	22,225,000
GOME Electrical Appliances Holdings Ltd.,				8.669%, 3/01/12		104,100	51,467,977
5.746%, 5/18/14 (e)(h)	USD	294,700	24,991,008				73,692,977
Total Corporate Bonds in China			101,655,526	Total Corporate Bonds in India			152,499,684
Europe — 0.5%				Ireland — 0.0%
Commercial Banks — 0.5%				Chemicals — 0.0%
European Investment Bank:				EuroChem Finance, 7.875%, 3/21/12		4,080	2,084,635
9.182%, 9/21/10 (f)(h)	BRL	127,600	44,247,074
4.375%, 4/15/13	EUR	37,150	47,990,116	Oil, Gas & Consumable Fuels — 0.0%
Series 1158/0100, 3.625%, 10/15/11		14,382	18,281,595	TransCapitalInvest Ltd. for OJSC AK
				Transneft (f):
Total Corporate Bonds in Europe			110,518,785	6.103%, 6/27/12		6,700	4,020,000
Germany — 0.7%				8.70%, 8/07/18		5,900	3,481,000
Commercial Banks — 0.7%							7,501,000
KfW — Kreditanstalt fuer Wiederaufbau,
4.50%, 12/07/08	GBP	13,050	21,009,477	Total Corporate Bonds in Ireland			9,585,635
Kreditanstalt fuer Wiederaufbau (e):
3.25%, 6/27/13		79,100	99,556,774
Series DPW, 0.50%, 2/03/10		30,425	37,134,639
Total Corporate Bonds in Germany			157,700,890

See Notes to Financial Statements.

18 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Japan — 0.4%				Malaysia — 0.8%
Automobiles — 0.0%				Diversified Financial Services — 0.2%
Suzuki Motor Corp. Series 9,				Cherating Capital Ltd., 2%, 7/05/12 (e)	USD	30,400	$ 21,356,000
4.743%, 3/29/13 (e)(h)	JPY	1,515,000	$ 13,796,635	Feringghi Capital Ltd., 1.1894%,
Commercial Banks — 0.2%				12/22/09 (e)(h)		18,700	17,952,000
The Bank of Kyoto Ltd. (e):				Johor Corp., 1%, 7/31/09 (i)	MYR	43,000	14,288,933
1.813%, 3/31/14 (h)		915,000	10,050,334				53,596,933
Series 1, 1.90%, 9/30/09		1,783,000	29,071,714	Diversified Telecommunication
The Mie Bank Ltd., 1%, 10/31/11 (e)		379,000	3,443,356	Services — 0.2%
			42,565,404	Rafflesia Capital Ltd.,
Household Durables — 0.2%				1.25%, 10/04/11 (e)(j)	USD	64,000	54,978,642
Sony Corp., 4.2194%, 12/18/08 (e)(h)		3,755,000	38,041,645	Food Products — 0.1%
Insurance — 0.0%				IOI Resources, 7.6936%, 1/15/13 (e)(h)		45,900	31,671,000
ASIF III Jersey Ltd., 0.95%, 7/15/09		735,000	6,736,699	Hotels, Restaurants & Leisure — 0.1%
Total Corporate Bonds in Japan			101,140,383	Berjaya Land Bhd, 8%, 8/15/11 (e)	MYR	68,700	19,705,273
Kazakhstan — 0.2%				Multi-Utilities — 0.2%
Oil, Gas & Consumable Fuels — 0.2%				YTL Power Finance Cayman Ltd.,
KazMunaiGaz Finance Sub BV,				0.6282%, 5/09/10 (e)(h)	USD	34,700	35,643,875
9.125%, 7/02/18 (f)	USD	75,500	45,300,000	Total Corporate Bonds in Malaysia			195,595,723
Total Corporate Bonds in Kazakhstan			45,300,000	Netherlands — 0.1%
Luxembourg — 0.3%				Capital Markets — 0.1%
Diversified Telecommunication				Pargesa Netherlands NV,
Services — 0.2%				1.75%, 6/15/14 (e)	CHF	33,750	20,626,293
VIP Finance Ireland Ltd. for OJSC Vimpel				Semiconductors & Semiconductor
Communications, 9.125%, 4/30/18 (f)		60,330	31,174,019	Equipment — 0.0%
Energy Equipment & Services — 0.0%				ASM International NV (e):
Acergy SA Series ACY,				4.25%, 12/06/11	USD	1,500	1,100,625
2.25%, 10/11/13 (e)		9,100	4,422,527	4.25%, 12/06/11 (f)		4,235	3,393,294
Metals & Mining — 0.1%							4,493,919
Evraz Group SA:				Total Corporate Bonds in the Netherlands			25,120,212
8.875%, 4/24/13 (f)		12,250	5,267,500	Norway — 0.1%
8.25%, 11/10/15		5,800	2,146,000	Energy Equipment & Services — 0.1%
9.50%, 4/24/18 (f)		33,495	14,067,900	Subsea 7, Inc. (e):
			21,481,400	2.80%, 6/06/11		12,600	6,819,750
Oil, Gas & Consumable Fuels — 0.0%				12.104%, 6/29/17 (h)		19,600	12,353,860
Gaz Capital SA, 8.146%, 4/11/18 (f)		3,000	2,040,000	Total Corporate Bonds in Norway			19,173,610
TNK-BP Finance SA:				Philippines — 0.1%
7.50%, 7/18/16 (f)		6,100	2,684,000	Independent Power Producers & Energy
Series 2, 7.50%, 7/18/16		2,800	1,176,000	Traders — 0.1%
			5,900,000	First Gen Corp., 2.50%, 2/11/13 (e)		23,500	11,750,000
Transportation Infrastructure — 0.0%				Total Corporate Bonds in the Philippines			11,750,000
Novorossiysk Port Capital SA,				Russia — 0.0%
7%, 5/17/12		2,600	1,300,000	Oil, Gas & Consumable Fuels — 0.0%
Total Corporate Bonds in Luxembourg			64,277,946	Raspadskaya Securities Ltd. for OJSC
				Raspadskaya, 7.50%, 5/22/12		1,890	921,451
				Total Corporate Bonds in Russia			921,451

See Notes to Financial Statements. BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 19

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Singapore — 0.5%				United States — 2.3%
Commercial Banks — 0.0%				Airlines — 0.0%
Somerset Global, 0.213%, 1/12/09 (e)(h)	SGD	7,250	$ 4,644,302	Northwest Airlines, Inc. Series 1999-3-B,
Food Products — 0.1%				9.485%, 10/01/16 (b)(k)	USD	4,942	$ 543,618
Wilmar International Ltd.,				Automobiles — 0.0%
14.611%, 12/18/12 (e)(h)	USD	37,500	26,250,000	General Motors Corp., 8.25%, 7/15/23		11,532	3,690,240
Real Estate Management &				Biotechnology — 0.0%
Development — 0.4%				Cell Genesys, Inc., 3.125%, 11/01/11 (e)		3,270	1,303,912
CapitaLand Ltd. (e):	SGD	47,500	18,511,804	Nabi Biopharmaceuticals,
2.10%, 11/15/16				2.875%, 4/15/25 (e)		3,520	3,084,400
3.125%, 3/05/18		46,250	15,593,392				4,388,312
2.95%, 6/20/22		135,750	42,901,211
Keppel Land Ltd., 2.50%, 6/23/13 (e)		24,000	14,606,096	Commercial Banks — 0.0%
				Preferred Term Securities XXIV, Ltd.,
			91,612,503	5.965%, 3/22/37 (e)(f)		12,100	3,617,900
Total Corporate Bonds in Singapore			122,506,805	Preferred Term Securities XXV, Ltd.,
South Korea — 0.1%				5.758%, 6/22/37 (e)		12,150	2,417,850
Metals & Mining — 0.0%				Preferred Term Securities XXVI, Ltd.,
Zeus Cayman, 6.23%, 8/19/13 (e)(h)	KRW 1,300,000		10,029,439	6.191%, 9/22/37 (e)		9,900	1,742,400
				Preferred Term Securities XXVII, Ltd.,
Wireless Telecommunication				6.29%, 12/22/37 (e)		7,100	2,996,200
Services — 0.1%
LG Telecom Ltd.:							10,774,350
8.25%, 7/15/09	USD	250	249,562	Computers & Peripherals — 0.2%
8.25%, 7/15/09 (f)		15,750	14,963,288	SanDisk Corp., 1%, 5/15/13 (e)		87,012	39,590,460
			15,212,850	Containers & Packaging — 0.0%
Total Corporate Bonds in South Korea			25,242,289	Crown Cork & Seal Co., Inc.,
				7.50%, 12/15/96		5,904	3,837,600
Sweden — 0.1%
Diversified Financial Services — 0.1%				Diversified Financial Services — 0.3%
Svensk Exportkredit AB, 10.50%, 9/29/15	TRY	31,601	14,742,258	American Honda Finance Corp.,
				3.85%, 11/06/08		120	119,997
Total Corporate Bonds in Sweden			14,742,258	General Electric Capital Corp.,
Taiwan — 0.0%				0.963%, 1/15/10 (j)	JPY	6,640,000	63,546,303
Insurance — 0.0%							63,666,300
Shin Kong Financial Holding Co. Ltd.,
0%, 6/17/09 (e)(h)	USD	1,000	888,174	Electrical Equipment — 0.1%
				Suzlon Energy Ltd., 11.654%,
Total Corporate Bonds in Taiwan			888,174	10/11/12 (e)(h)	USD	38,300	15,367,875
United Arab Emirates — 0.4%				Energy Equipment & Services — 0.4%
Oil, Gas & Consumable Fuels — 0.2%				Transocean, Inc. (e):
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)		125,860	61,700,348	1.50%, 12/15/37		97,750	78,200,000
Real Estate Management				Series A, 1.625%, 12/15/37		6,225	5,478,000
& Development — 0.2%							83,678,000
Nakheel Development Ltd.,
3.173%, 12/14/09		21,322	16,737,770	Food & Staples Retailing — 0.0%
Nakheel Development 2 Ltd.,				Olam International Ltd., 1%, 7/03/13 (e)		7,600	3,382,000
2.75%, 1/16/11		48,567	21,855,150	Food Products — 0.4%
			38,592,920	Archer-Daniels-Midland Co.,
				0.875%, 2/15/14 (e)		46,750	35,530,000
Total Corporate Bonds in the United Arab Emirates			100,293,268	China Milk Products Group Ltd.,
United Kingdom — 0.0%				11.873%, 1/05/12 (e)(h)		19,100	15,378,823
Pharmaceuticals — 0.0%				IOI Capital BHD Series IOI,
Shire Plc, 2.75%, 5/09/14 (e)		3,190	2,053,751	0.213%, 12/18/11 (e)(h)		34,545	32,817,750
Total Corporate Bonds in the United Kingdom			2,053,751				83,726,573

See Notes to Financial Statements. 20 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Foreign Government Obligations		(000)	Value

United States (concluded)				Bundesrepublik Deutschland:
Health Care Equipment & Supplies — 0.3%				4%, 7/04/16	EUR	176,500	$ 227,410,302
Hologic, Inc., 2%, 12/15/37 (e)(i)	USD	147,000	$ 76,072,500	4.25%, 7/04/17		145,500	190,398,614
Health Care Providers & Services — 0.0%				Series 07, 4%, 1/04/18		57,000	73,165,946
Tenet Healthcare Corp., 9.25%, 2/01/15		10,000	8,250,000	Series 08, 4.25%, 7/04/18		36,000	47,085,535
				Bundesschatzanweisungen Series 1,
Hotels, Restaurants & Leisure — 0.0%				4.75%, 6/11/10		113,322	149,081,135
Uno Restaurant Corp., 10%, 2/15/11 (f)		4,790	1,820,200	Caisse d’Amortissement de la Dette Sociale:
Independent Power Producers & Energy				3.75%, 7/12/09		35,000	44,310,448
Traders — 0.0%				3.25%, 4/25/13		20,150	24,820,077
The AES Corp., 8.375%, 3/01/11	GBP	3,393	4,532,227	4%, 10/25/14		23,500	29,630,415
Calpine Generating Co. LLC (b)(j)(k):				Canadian Government Bond:
9.07%, 4/01/09 (l)	USD	28,300	3	4%, 9/01/10	CAD	36,750	31,541,336
11.07%, 4/01/10		15,500	1,123,750	5.25%, 6/01/13		521	477,519
			5,655,980	4%, 6/01/16		35,000	29,976,645
				Series WL43, 5.75%, 6/01/29		175	171,312
Oil, Gas & Consumable Fuels — 0.2%				Deutsche Bundesrepublik Inflation Linked
McMoRan Exploration Co. (e)				Series I/L, 1.50%, 4/15/16	EUR	10,503	12,208,936
5.25%, 10/06/11		11,275	10,795,812	Iceland Rikisbref, 7.25%, 5/17/13	ISK	728,000	4,564,150
5.25%, 10/06/11 (f)		6,425	6,151,937	Japanese Government CPI Linked Bond:
Pemex Project Funding Master Trust,				Series 5, 0.80%, 9/10/15	JPY	6,965,298	60,404,569
5.50%, 2/24/25	EUR	46,140	30,609,452	Series 6, 0.80%, 12/10/15		7,648,121	66,054,426
TNK-BP Finance SA, 7.875%,				Series 7, 0.80%, 3/10/16	22,011,682		189,661,107
3/13/18 (f)	USD	2,200	968,000	Series 8, 1%, 6/10/16		3,590,730	31,223,422
			48,525,201	Series 16, 1.40%, 6/10/18	10,325,100		89,436,685
Paper & Forest Products — 0.1%				Japanese Government Two Year Bond
Mandra Forestry, 12%, 5/15/13 (f)		22,750	15,925,000	Series 272, 0.70%, 9/15/10		5,760,500	58,640,089
				Malaysia Government Bond:
Pharmaceuticals — 0.2%				3.756%, 4/28/11	MYR	198,500	55,668,657
Mylan, Inc., 1.25%, 3/15/12 (e)		62,675	41,287,156	Series 3/06, 3.869%, 4/13/10		168,000	47,338,293
Real Estate Investment Trusts				Netherlands Government Bond,
(REITs) — 0.0%				3.75%, 7/15/14	EUR	24,000	30,521,011
ProLogis, 2.25%, 4/01/37 (e)		6,747	3,069,885	New Zealand Government Bond
Semiconductors & Semiconductor				Series 216, 4.50%, 2/14/16	NZD	21,250	16,731,886
Equipment — 0.0%				Poland Government Bond, 3%, 8/24/16	PLN	127,250	41,394,080
Intel Corp., 2.95%, 12/15/35 (e)		16,357	11,674,809	Sweden Government Bond Series 3101,
				4%, 12/01/08	SEK	466,000	74,301,778
Wireless Telecommunication				United Kingdom Gilt:
Services — 0.1%				4.25%, 3/07/11	GBP	153,115	251,336,089
Nextel Communications, Inc.,				4%, 9/07/16		90,025	141,465,166
5.25%, 1/15/10 (e)		14,325	12,104,625	5%, 3/07/18		119,422	199,004,634
Total Corporate Bonds in the United States			537,030,684	Total Foreign Government Obligations — 9.9%			2,320,129,487
Total Corporate Bonds — 8.3%			1,951,565,556
				U.S. Government Obligations
Foreign Government Obligations				United States — 13.0%
Australian Government Bonds,				U.S. Treasury Inflation Indexed Bonds:
5.75%, 6/15/11	AUD	69,401	47,534,875	0.875%, 4/15/10	USD	300,574	282,516,137
Brazil Notas do Tesouro Nacional:				2.375%, 4/15/11 (m)		601,360	570,117,942
Series B, 6%, 8/15/10	BRL	15,870	12,219,626	1.875%, 7/15/15 (m)		140,490	124,070,515
Series B, 6%, 5/15/17		22,700	14,492,373	2%, 1/15/16		616,905	544,369,683
Series F, 10%, 1/01/17		93,649	27,858,351	2.50%, 7/15/16 (n)		378,116	348,132,103
				2.375%, 1/15/17		92,898	84,711,651
				2.375%, 1/15/27		103,956	89,954,314

See Notes to Financial Statements. BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 21

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
U.S. Government Obligations		(000)	Value	Shot-Term Securities		(000)	Value

United States (concluded)				U.S. Government Obligations — 12.1%
U.S. Treasury Notes:				U.S. Treasury Bills:
4%, 6/15/09	USD	136,000	$ 138,252,432	0.23%, 11/13/08	USD	558,100	$ 558,070,743
4.875%, 6/30/09 (n)		133,000	136,148,376	1.92%, 11/20/08		643,700	643,519,815
4.625%, 7/31/09		92,070	94,263,844	0.26%, 11/28/08		559,000	558,386,601
2.125%, 1/31/10		86,350	87,038,123	0.21%, 12/04/08		550,100	549,333,730
2.875%, 6/30/10		173,274	177,240,415	1.69%, 12/11/08		251,500	251,027,526
4.875%, 5/31/11		226,337	245,151,263	0.71%, 1/02/09		129,500	129,349,125
2%, 4/15/12		129,036	121,687,107	0.41%, 1/29/09		150,900	150,741,404
Total U.S. Government Obligations — 12.9%			3,043,653,905				2,840,428,944
				Total Short-Term Securities
				(Cost — $2,949,825,677) — 12.5%			2,949,837,657
Structured Notes
Brazil — 0.6%				Options Purchased		Contracts	Value
JPMorgan Chase & Co. (NTN — B				Call Options
Linked Notes):				Bristol-Myers Squibb Co., expiring
6%, 8/15/10	BRL	283,524	122,337,863	January 2009 at USD 35		10,000	$ 20,000
6%, 8/17/10		59,367	25,622,119	General Motors Corp.:
Total Structured Notes in Brazil			147,959,982	expiring January 2010 at USD 50		5,820	90,210
Taiwan — 0.1%				expiring January 2010 at USD 60		5,496	63,204
UBS AG (Total Return TWD Linked Notes),				Lockheed Martin Corp., expiring
0%, 12/01/10 (h)	USD	21,276	21,063,153	January 2009 at USD 115		6,435	402,188
				Medtronic, Inc.:
Total Structured Notes in Taiwan			21,063,153	expiring January 2009 at USD 50		1,500	97,500
United States — 0.2%				expiring January 2009 at USD 55		1,500	33,750
JPMorgan Chase & Co. (Bearish Buffered				expiring January 2009 at USD 60		4,876	48,760
Return Enhanced Notes Linked Inversely				Northrop Grumman Corp., expiring
to the S&P 500), 0%, 5/04/09 (h)		11,500	15,974,650	January 2009 at USD 80		7,653	38,265
Morgan Stanley (Bear Market PLUS S&P 500				Raytheon Co., expiring January 2009
Linked Notes), 0%, 5/07/09 (h)		11,730	15,640,782	at USD 70		12,049	180,735
Total Structured Notes in the United States			31,615,432	S&P 500 Listed Option:
				expiring June 2009 at USD 132.5		2,000	2,290,000
Total Structured Notes — 0.9%			200,638,567	expiring December 2009 at USD 100		1,000	13,765,000
Total Fixed Income Securities — 32.0%			7,519,587,515				17,029,612
Total Long-Term Investments				Put Options
(Cost — $23,784,134,478) — 87.3%			20,538,199,818	American Commercial Lines, Inc., expiring
				December 2008 at USD 7.5		6,207	775,875
				Japanese Yen, expiring January 2009
Beneficial Interest				at USD 109		862,000	10,048,506
Short-Term Securities		(000)		S&P 500 Listed Option:
United States — 12.2%				expiring November 2008 at USD 116.5		3,450	68,551,500
Money Market Fund — 0.1%				expiring November 2008 at USD 122		2,400	60,744,000
BlackRock Liquidity Series, LLC				expiring November 2008 at USD 122.5		2,556	65,957,580
Money Market Series, 1.57% (o)(p)(q)		33,563	33,563,300	Swiss Franc, expiring January 2009
		Par		at USD 1.02		1,111,800	664,651
		(000)					206,742,112
Europe — 0.0%				Structured Options
Time Deposits — 0.0%				Credit Suisse Euro Stoxx Index Link,
JPMorgan Chase Bank, 2.354%, 1/3/09	EUR	5,256	6,699,425	expiring July 2009 (r)		1,423,500	(31,813,812)
Japan — 0.0%				JPMorgan Euro Stoxx Index Link,
Time Deposits — 0.0%				expiring June 2009 (s)		1,446,000	(32,326,969)
Barclays Bank, 0.01%, 1/3/09	JPY	775,015	7,867,374				(64,140,781)
United States — 0.3%				Total Options Purchased
Time Deposits — 0.3%				(Cost — $92,610,877) — 0.7%			159,630,943
Brown Brothers Harriman & Co.,				Total Investments Before Investments
0.0%, 1/3/09	USD	61,279	61,278,614	Sold Short and Options Written
Total Time Deposits — 0.3%			75,845,413	(Cost — $26,826,571,032*) — 100.5%			23,647,668,418

See Notes to Financial Statements. 22 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value	Options Written	Contracts	Value

Bed Bath & Beyond, Inc.	(969,374)	(24,980,768)	Call Options (concluded)
Black & Decker, Corp.	(159,274)	(8,062,450)	McDermott International, Inc., expiring
Carnival Corp.	(897,429)	(22,794,696)	February 2009 at USD 30	4,978	(286,235)
Masco Corp.	(1,346,938)	(13,671,421)	Mechel OAO, expiring January 2009 at USD 20	16,880	(801,800)
STAPLES INC	(412,490)	(8,014,681)	Norfolk Southern Corp., expiring January 2009
Total Investments Sold Short			at USD 55	4,624	(4,369,680)
(Proceeds — $120,890,257) — (0.3)%		(77,524,016)	Panera Bread Co. Class A, expiring January 2009
			at USD 55	1,964	$ (216,040)
			Polycom, Inc.:
Options Written	Contracts	Value	expiring January 2009 at USD 25	5,000	(475,000)
			expiring January 2009 at USD 30	13,049	(195,735)
Call Options			S&P 500 Listed Option:
AO VimpelCom, expiring April 2009 at USD 22.5	6,565	$ (1,871,025)	expiring June 2009 at USD 152.50	752	(94,000)
Aetna, Inc.:			expiring December 2009 at USD 125	1,000	(4,645,000)
expiring January 2009 at USD 45	1,373	(24,028)	SanDisk Corp.:
expiring January 2009 at USD 50	4,000	(30,000)	expiring January 2009 at USD 17.50	4,085	(132,762)
American Commercial Lines, Inc., expiring			expiring January 2009 at USD 20	4,085	(89,870)
January 2009 at USD 20	857	(8,570)	expiring January 2010 at USD 20	1,370	(193,855)
Boeing Co.:			The St. Joe Co.:
expiring January 2009 at USD 75	1,928	(53,020)	expiring January 2009 at USD 35	5,000	(937,500)
expiring January 2009 at USD 85	1,411	(10,583)	expiring January 2009 at USD 40	4,367	(283,855)
Bunge Ltd., expiring April 2009 at USD 85	1,963	(44,168)	expiring January 2009 at USD 45	656	(11,480)
Burlington Northern Santa Fe Corp., expiring			State Street Corp.:
January 2009 at USD 90	9,083	(6,585,175)	expiring January 2009 at USD 70	1,988	(29,820)
Cigna Corp., expiring January 2009 at USD 43.375 9,499		(142,485)	expiring January 2009 at USD 75	4,532	(45,320)
Circuit City Stores, Inc., expiring January 2009			expiring January 2009 at USD 80	1,038	(20,760)
at USD 5	5,587	(27,935)	Time Warner, Inc., expiring January 2009
Consol Energy, Inc.:			at USD 16	9,265	(69,487)
expiring January 2009 at USD 45	4,692	(926,670)	Unilever NV, expiring January 2009 at USD 30	2,673	(80,190)
expiring January 2009 at USD 80	3,800	(57,000)	United States Steel Corp., expiring January 2009
Corning, Inc., expiring January 2009 at USD 30	10,500	(52,500)	at USD 110	2,265	(22,650)
DISH Network Corp., expiring January 2009			UnitedHealth Group, Inc.:
at USD 32.50	4,788	(71,820)	expiring January 2009 at USD 30	4,162	(364,175)
The Dow Chemical Co., expiring January 2009			expiring January 2009 at USD 35	13,398	(334,950)
at USD 35	7,898	(236,940)	Valeant Pharmaceuticals International:
E.I. du Pont de Nemours & Co., expiring			expiring January 2009 at USD 12.50	10,843	(6,505,800)
January 2009 at USD 45	4,850	(48,500)	expiring January 2009 at USD 15	6,884	(2,788,020)
Foster Wheeler Ltd., expiring January 2009			Viacom, Inc. Class B, expiring January 2009
at USD 67.50	1,054	(10,540)	at USD 30	7,095	(159,637)
Hewlett-Packard Co., expiring January 2009			WellPoint, Inc., expiring January 2009 at USD 55	8,315	(270,237)
at USD 47.50	18,884	(1,557,930)	Xerox Corp., expiring January 2009 at USD 20	6,500	(32,500)
Hologic, Inc., expiring January 2009 at USD 25	2,285	(39,988)
Humana, Inc.:					(37,800,454)
expiring January 2009 at USD 45	4,340	(303,800)	Put Options
expiring January 2009 at USD 50	1,860	(41,850)	Japanese Yen, expiring January 2009 at USD 99	862,000	(4,362,668)
International Game Technology, expiring			S&P 500 Listed Option:
January 2009 at USD 25	11,744	(117,440)	expiring November 2008 at USD 102.50	6,426	(51,440,130)
International Paper Co., expiring January 2009			expiring November 2008 at USD 112.50	1,980	(31,749,300)
at USD 30	3,443	(51,645)			(87,552,098)
Japanese Yen, expiring January 2009
at USD 117	862,000	(192,054)	Total Options Written
Kraft Foods, Inc., expiring January 2009			(Premiums Received — $125,578,872) — (0.6)%		(125,352,552)
at USD 30	8,200	(1,373,500)	Total Investments, Net of Investments
Lexmark International, Inc. Class A, expiring			Sold Short and Options Written — 99.6%		23,444,791,850
January 2009 at USD 35	6,928	(138,560)	Other Assets Less Liabilities — 0.4%		77,573,638
Mattel, Inc., expiring January 2009 at USD 17.5	11,868	(326,370)	Net Assets — 100.0%		$23,522,365,488

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 23

Schedule of Investments (continued)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31,					(n)	All or a portion of security has been pledged as collateral in connection with open
	2008, as computed for federal income tax purposes, were as follows:						swap contracts.
	Aggregate cost			$27,070,513,880		(o)	Security was purchased with the cash proceeds from securities loans.
						(p)	Represents the current yield as of report date.
	Gross unrealized appreciation			$ 1,183,100,332
	Gross unrealized depreciation			(4,605,945,794)		(q)	Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net unrealized depreciation			$ (3,422,845,462)
Net
(a) Depositary receipts.							Affiliate			Activity	Income
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.						BlackRock Liquidity Series, LLC Money
							Market Series			$(50,311,750)	$1,539,159
(d)	Investments in companies whereby the Fund held 5% or more of the companies						Merrill Lynch Premier Institutional Fund			—	$ 684,822
outstanding securities that are considered to be an affiliate, for purposes of
	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:					(r)	CSFB DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of
		Purchase	Sales	Realized			3,384.537 and (b) the equivalent of 2.37 Call Spread units on the DJ Euro Stoxx
	Affiliate	Cost	Cost	Gain	Income		with a lower call strike of 3,562.67 and an upper call strike of 3,918.937. For
	Energy Select Sector						each unit of the Structured Option, the Fund has sold or written 2.37 calls on the
	SPDR Fund	$513,688,319	—	—	—		DJ Euro Stoxx Index at 3,918.937 and bought 2.37 calls on the DJ Euro Stoxx
	Tianjin Development						Index at 3,562.67. Because the Structured Option was constructed with an upper
	Holdings Ltd.	$ 32,806,060	—	—	—		call strike limit of 110%, theoretically, the structure peaked at a 23.7% return in the event that the DJ Euro Stoxx Index rose above 3,918.937. At year-end, the DJ
(e)	Convertible security.						Euro Stoxx Index was at 2,591.76. At year-end, the value of this Structured Option
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933.						was ($31,813,812) representing the price of the potential obligation of the Fund
	These securities may be resold in transactions exempt from registration to qualified						to the counterparty on the imbedded Put at expiration of $792.777 per unit. The
	institutional investors.						option expires on July 13, 2009.
(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common					(s)	JP Morgan DJ Euro Stoxx Structured Option is issued in units. Each unit contains
	stock and are non-income producing. The purchase price and number of shares are						(a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike
	subject to adjustment under certain conditions until the expiration date.						price of 3,365.46 and (b) 2.7 Call Spread units on the DJ Euro Stoxx with a lower
(h)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time						call strike of 3,542.59 and an upper call strike of 3,826.00. For each unit of the
	of purchase.						Structured Option, the Fund has sold or written 2.7 calls on the DJ Euro Stoxx
(i)	Represents a step bond. Rate shown reflects the effective yield at the time of						Index at 3,826.00 and bought 2.7 calls on the DJ Euro Stoxx Index at 3,542.59.
	purchase.						Because the Structured Option was constructed with an upper call strike limit
(j)	Variable rate security. Rate shown is as of report date.						of 108%, theoretically, the structure peaked at a 29.1% return in the event that the DJ Euro Stoxx Index rose above 3,826.00. At year-end, the DJ Euro Stoxx
(k)	Issuer filed for bankruptcy or is in default of interest payments.						Index was at 2,591.76. At year-end, the value of this Structured Option was
(l)	Security is fair valued.						($32,326,969) representing the price of the potential obligation of the Fund to
(m) All or a portion of security has been pledged as collateral in connection with open							the counterparty on the imbedded Put at expiration of $773.70 per unit. The
	financial futures contracts.						option expires on June 19, 2009.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

• Swaps outstanding as of October 31, 2008 were as follows:
								Notional	Unrealized
								Amount	Appreciation
								(000)	(Depreciation)

Bought credit default protection on United Mexican States and pay 1.12%
Broker, CS First Boston
	Expires May 2010						USD	6,450	$127,303
Bought credit default protection on DaimlerChrysler NA Holding Corp. and pay 0.53%
Broker, JPMorgan Chase
	Expires September 2011						EUR	5,400	558,216
Bought credit default protection on Carnival Corp. and pay 0.25%
Broker, JPMorgan Chase
	Expires September 2011						USD	10,030	517,658
Bought credit default protection on Whirlpool Corp. and pay 0.48%
Broker, JPMorgan Chase
	Expires September 2011						USD	3,397	200,753

See Notes to Financial Statements. 24 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Schedule of Investments (continued)

Swaps outstanding as of October 31, 2008 were as follows (concluded):
		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)
Bought credit default protection on McDonald's Corp. and pay 0.16%
Broker, JPMorgan Chase
Expires September 2011	USD	3,397	$ 28,311
Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%
Broker, JPMorgan Chase
Expires September 2011	USD	3,397	262,364
Sold credit default protection on General Motors Corp. and receive 7.15%
Broker, Deutsche Bank AG London
Expires September 2012	USD	6,244	(3,519,037)
Sold credit default protection on General Motors Corp. and receive 6.95%
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2012	USD	6,244	(3,537,551)
Bought credit default protection on Dow Jones CDX North America High Yield Index
Series 9-V2 and pay 3.75%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2012	USD	14,230	733,040
Bought credit default protection on Dow Jones CDX North America Investment Grade
Series 10 and pay 1.55%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013	USD	23,300	1,152,725
Bought credit default protection on Spain (Kingdom of) and pay 0.5%
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2018	USD	70,695	2,361,425
Bought credit default protection on Spain (Kingdom of) and pay 0.495%
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2018	USD	28,785	972,789
Bought credit default protection on Spain (Kingdom of) and pay 0.49%
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2018	USD	28,785	984,073
Bought credit default protection on Spain (Kingdom of) and pay 0.83%
Broker, Deutsche Bank AG London
Expires December 2018	USD	30,090	239,336
Bought credit default protection on Spain (Kingdom of) and pay 0.845%
Broker, Deutsche Bank AG London
Expires December 2018	USD	89,630	605,720
Bought credit default protection on CMBX.NA.AAA Index Series 4 and pay 2.05%
Broker, Morgan Stanley Capital Services, Inc.
Expires February 2051	USD	14,520	74,661
Bought credit default protection on Dow Jones CMBX North America
Index Series 4 and pay 0.35%
Broker, JPMorgan Chase
Expires February 2051	USD	15,045	180,542
Bought credit default protection on Dow Jones CMBX North America
Series 4.AAA and pay 0.35%
Broker, Morgan Stanley Capital Services, Inc.
Expires February 2051	USD	29,040	72,593
Total			$ 2,014,921

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

OCTOBER 31, 2008

25

Schedule of Investments (continued)

• Financial futures contracts purchased as of October 31, 2008 were as follows:

						Unrealized
				Expiration		Appreciation
Contracts		Issue	Exchange	Date	Face Value	(Depreciation)
	357	Dax Index 25 Euro	Eurex Deutschland	December 2008	$ 68,354,758	$(10,738,519)
2,634		DJ Euro Stoxx 50	Eurex Deutschland	December 2008	102,036,202	(15,018,423)
	404	FTSE 100 Index	LIFFE	December 2008	32,300,524	(3,832,558)
2,368		Osaka Nikkei 225	Osaka	December 2008	201,054,994	2,067,532
1,853		S&P 500 Index	Chicago	December 2008	417,981,876	30,119,849
2,300		S&P EMINI Index	Chicago	December 2008	100,849,930	10,389,570
	129	S&P TSE 60 Index	Montreal	December 2008	15,654,432	(3,001,665)
	753	TOPIX Index	Tokyo	December 2008	86,828,260	(21,549,405)
1,560		Yen Denom Nikkei	Tokyo	December 2008	66,604,602	3,034,013
Total						$ (8,529,606)

• Financial futures contracts sold as of October 31, 2008 were as follows:

						Unrealized
				Expiration		Appreciation
Contracts		Issue	Exchange	Date	Face Value	(Depreciation)
	32	Eurodollar	Chicago	September 2009	$ 7,601,574	$ (189,226)
	222	Japan 10-Year Index	Tokyo	December 2008	312,408,531	1,459,795
Total						$ 1,270,569

• Foreign currency exchange contracts purchased as of October 31, 2008 were as follows:
					Unrealized
				Settlement	Appreciation
Currency Purchased			Currency Sold	Date	(Depreciation)
TRY	43,459,840	USD	28,768,015	11/03/08	$ (612,244)
CHF	29,904,000	USD	25,891,582	11/06/08	(106,365)
CHF	134,890,052	USD	116,666,712	11/06/08	(355,542)
JPY	10,770,217,895	USD	107,485,059	11/06/08	1,850,912
USD	277,492,599	EUR	211,551,878	11/06/08	7,979,640
USD	253,839,264	GBP	150,610,694	11/06/08	11,604,732
USD	387,734,034	GBP	229,952,278	11/06/08	17,890,558
HKD	108,136,480	USD	13,950,394	11/07/08	2,718
JPY	7,149,603,943	EUR	60,841,000	11/07/08	(4,923,331)
JPY	9,138,730,900	USD	91,204,899	11/07/08	1,569,385
JPY	9,335,674,149	USD	93,168,076	11/07/08	1,605,531
JPY	12,163,961,448	USD	121,275,787	11/07/08	2,209,939
JPY	2,318,151,970	USD	23,114,488	11/07/08	418,855
TRY	8,391,350	USD	5,500,000	11/07/08	(76,884)
TWD	245,100,000	USD	7,500,000	11/07/08	(57,504)
USD	62,734,338	CAD	78,333,858	11/07/08	(2,237,427)
USD	25,495,861	DKK	147,825,000	11/07/08	215,740
USD	246,573,513	EUR	190,533,367	11/07/08	3,855,848
USD	230,122,233	GBP	136,429,366	11/07/08	10,718,924
USD	22,467,924	NOK	157,080,000	11/07/08	(838,855)
USD	59,792,761	TRY	97,472,230	11/07/08	(3,201,061)
USD	23,581,000	TWD	776,050,710	11/07/08	16,111
EUR	2,326,673	ISK	767,104,124	11/10/08	(3,387,363)
KRW	5,217,250,000	USD	4,100,000	11/12/08	(46,446)
USD	40,951,892	KRW	60,526,896,000	11/12/08	(6,074,615)
BRL	14,641,800	USD	6,900,000	11/13/08	(179,839)
EUR	43,193,172	HUF	11,353,325,210	11/13/08	(616,658)
JPY	6,953,823,000	USD	74,700,000	11/13/08	(4,087,630)
JPY	25,647,260,500	USD	269,403,997	11/13/08	(8,969,722)

See Notes to Financial Statements.

26 BLACKROCK GLOBAL ALLOCATION FUND, INC.

OCTOBER 31, 2008

Schedule of Investments (concluded)

Foreign currency exchange contracts purchased as of October 31, 2008 were as follows (concluded):

					Unrealized
				Settlement	Appreciation
Currency Purchased		Currency Sold		Date	(Depreciation)

JPY	22,330,542,450	USD	234,564,522	11/13/08	$ (7,809,753)
JPY	3,052,380,850	USD	32,056,090	11/13/08	(1,060,787)
JPY	5,514,405,450	USD	57,837,852	11/13/08	(1,842,001)
NZD	7,251,876	USD	4,300,000	11/13/08	(84,016)
USD	80,389,900	BRL	183,329,167	11/13/08	(3,752,869)
USD	128,343,189	EUR	102,265,490	11/13/08	(1,909,687)
USD	125,563,139	GBP	80,355,266	11/13/08	(3,624,341)
USD	91,162,996	GBP	58,415,350	11/13/08	(2,751,594)
USD	161,756,201	GBP	103,892,997	11/13/08	(5,272,981)
USD	38,624,916	HUF	8,107,369,935	11/13/08	(1,100,751)
USD	79,201,297	NZD	143,741,010	11/13/08	(4,364,643)
USD	25,178,001	SGD	37,892,891	11/13/08	(381,296)
CHF	156,352,269	GBP	84,730,000	11/14/08	(1,378,591)
CHF	20,545,092	USD	17,673,198	11/14/08	44,524
JPY	22,083,117,661	EUR	184,565,200	11/14/08	(10,817,118)
JPY	19,853,090,050	USD	204,671,031	11/14/08	(3,064,541)
JPY	8,027,500,000	EUR	65,000,000	11/14/08	(1,267,907)
MXN	76,950,000	USD	6,000,000	11/14/08	(47,082)
USD	90,888,181	AUD	141,114,282	11/14/08	(2,733,595)
USD	136,137,674	EUR	106,858,457	11/14/08	38,623
USD	23,807,896	MXN	319,144,840	11/14/08	(881,421)
USD	72,217,023	MXN	942,504,362	11/14/08	(695,917)
USD	28,616,475	TRY	43,459,840	11/14/08	605,573
AED	42,219,230	USD	11,861,000	11/24/08	(403,592)
USD	11,503,564	AED	42,219,230	11/24/08	46,155
USD	14,300,000	CLP	9,323,600,000	11/24/08	441,797
Total					$ (29,900,404)

• Currency abbreviations:
AED	United Arab Emirates Dirhams	GBP	British Pound	NOK	Norwegian Krone
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungary Forint	PLN	Polish Zloty
CAD	Canadian Dollar	ISK	Icelandic Krona	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	TRY	Turkish Lira
CNY	Chinese Yuan	MXN	Mexican New Peso	TWD	Taiwan Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	U.S. Dollar
EUR	Euro

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

OCTOBER 31, 2008

27

Statement of Assets and Liabilities
October 31, 2008

Assets
Investments at value — unaffiliated (including securities loaned of $32,236,015) (cost — $26,246,513,353)	$23,035,562,465
Investments at value — affiliated (cost — $580,057,679)	612,105,953
Unrealized appreciation on foreign currency exchange contracts	61,115,565
Unrealized appreciation on swaps	9,071,509
Cash on deposit for short sales	79,814,780
Foreign currency sold receivable	28,768,015
Foreign currency at value (cost — $10,245,532)	9,140,033
Investments sold receivable — affiliated	392,886,220
Investments sold receivable — unaffiliated	80,083,233
Interest receivable	73,768,789
Capital shares sold receivable	64,491,255
Dividends receivable	37,517,077
Swap premiums paid	8,593,591
Swaps receivable	95,376
Securities lending income receivable — affiliated	224,126
Prepaid expenses	878,483
Other assets	79,385
Total assets	24,494,195,855

Liabilities
Collateral at value — securities loaned	33,563,300
Investments sold short at value (proceeds — $120,890,257)	77,524,016
Options written at value (premiums received — $125,578,872)	125,352,552
Unrealized depreciation on foreign currency exchange contracts	91,015,969
Unrealized depreciation on swaps	7,056,588
Cash collateral	12,600,000
Investments purchased payable — affiliated	356,241,422
Investments purchased payable — unaffiliated	165,387,779
Capital shares redeemed payable	57,293,595
Margin variation payable	11,441,225
Investment advisory fees payable	14,349,716
Distribution fees payable	10,299,018
Swap premiums received	497,152
Dividends on short sales payable	316,530
Swaps payable	301,630
Other affiliates payable	156,335
Officer’s and Directors’ fees payable	12,040
Other accrued expenses payable	7,669,666
Other liabilities	751,834
Total liabilities	971,830,367
Net Assets	$23,522,365,488

Net Assets Consist of
Institutional Shares, $0.10 par value, 1,000,000,000 shares authorized	$ 33,491,130
Investor A Shares, $0.10 par value, 2,000,000,000 shares authorized	55,427,997
Investor B Shares, $0.10 par value, 2,000,000,000 shares authorized	10,259,243
Investor C Shares, $.10 par value, 1,500,000,000 shares authorized	57,487,680
Class R Shares, $0.10 par value, 2,000,000,000 shares authorized	2,526,516
Paid-in capital in excess of par	26,037,827,196
Undistributed net investment income	705,290,318
Accumulated net realized loss	(204,415,133)
Net unrealized appreciation/depreciation	(3,175,529,459)
Net Assets	$23,522,365,488

Net Asset Value
Institutional — Based on net assets of $5,091,181,344 and 334,911,304 shares outstanding	$ 15.20
Investor A — Based on net assets of $8,387,964,883 and 554,279,969 shares outstanding	$ 15.13
Investor B — Based on net assets of $1,514,668,222 and 102,592,429 shares outstanding	$ 14.76
Investor C — Based on net assets of $8,157,355,021 and 574,876,795 shares outstanding	$ 14.19
Class R — Based on net assets of $371,196,018 and 25,265,162 shares outstanding	$ 14.69

See Notes to Financial Statements.

28 BLACKROCK GLOBAL ALLOCATION FUND, INC.

OCTOBER 31, 2008

Statement of Operations
Year Ended October 31, 2008

Investment Income
Interest (net of $430,820 foreign withholding tax)	$ 353,169,695
Dividends (net of $15,414,722 foreign withholding tax)	337,100,190
Securities lending — affiliated	1,539,159
Income — affiliated	768,612
Other	143,912
Total income	692,721,568

Expenses
Investment advisory	196,656,061
Service — Investor A	23,388,047
Service and distribution — Investor B	19,703,655
Service and distribution — Investor C	87,981,227
Service and distribution — Class R	1,884,599
Transfer agent — Institutional	4,150,077
Transfer agent — Investor A	7,971,477
Transfer agent — Investor B	2,992,168
Transfer agent — Investor C	9,245,174
Transfer agent — Class R	687,635
Custodian	7,304,461
Accounting services	4,353,623
Registration	1,581,230
Printing	796,573
Officer and Directors	722,578
Professional	440,912
Interest expense	139,853
Miscellaneous	798,881
Total expenses excluding dividend expense	370,798,231
Dividend expense	16,182,121
Total expenses	386,980,352
Less fees waived by advisor	(22,951,970)
Less fees paid indirectly	(38,732)
Total expenses after waiver and fees paid indirectly	363,989,650
Net investment income	328,731,918

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(342,176,983)
Futures and swaps	115,507,189
Short sales	37,691,942
Options written	41,567,492
Foreign currency	761,912,910
614,502,550
Net change in net unrealized appreciation/depreciation on:
Investments (net of $702,670 foreign capital gain tax)	(8,421,165,083)
Futures and swaps	(3,591,237)
Options written	90,854,001
Short sales	43,599,529
Foreign currency	(75,141,344)
(8,365,444,134)
Total realized and unrealized loss	(7,750,941,584)
Net Decrease in Net Assets Resulting from Operations	$(7,422,209,666)

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

OCTOBER 31, 2008

29

Statements of Changes in Net Assets

	Year Ended
	October 31,
Increase (Decrease) in Net Assets:	2008	2007

Operations
Net investment income	$ 328,731,918	$ 293,399,486
Net realized gain	614,502,550	1,063,272,748
Net change in unrealized appreciation/depreciation	(8,365,444,134)	2,555,293,758
Net increase (decrease) in net assets resulting from operations	(7,422,209,666)	3,911,965,992

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(132,266,168)	(91,712,274)
Investor A	(204,805,421)	(140,016,792)
Investor B	(31,413,368)	(29,660,724)
Investor C	(142,320,956)	(91,469,297)
Class R	(7,150,040)	(3,771,170)
Net realized gain:
Institutional	(191,342,782)	(38,724,514)
Investor A	(326,514,239)	(64,797,507)
Investor B	(83,899,482)	(22,323,174)
Investor C	(316,637,431)	(54,552,008)
Class R	(12,777,105)	(1,713,045)
Decrease in net assets resulting from dividends and distributions to shareholders	(1,449,126,992)	(538,740,505)

Capital Share Transactions
Net increase in net assets derived from share transactions	9,393,855,348	3,531,712,515

Redemption Fee
Redemption fee	1,091,562	203,724

Net Assets
Total increase in net assets	523,610,252	6,905,141,726
Beginning of year	22,998,755,236	16,093,613,510
End of year	$23,522,365,488	$22,998,755,236
End of year undistributed net investment income	$ 705,290,318	$ 91,488,332

See Notes to Financial Statements.

30 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Financial Highlights

		Institutional						Investor A
		Year Ended October 31,					Year Ended October 31,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 21.30	$ 17.94	$ 17.36	$ 15.80	$ 14.31	$ 21.22	$ 17.87	$ 17.30	$ 15.75	$ 14.27
Net investment income[1]	0.34	0.40	0.38	0.34	0.27	0.29	0.35	0.33	0.30	0.23
Net realized and unrealized gain (loss)[2]	(5.10)	3.60	2.34	1.89	1.72	(5.09)	3.60	2.33	1.88	1.72
Net increase (decrease) from
investment operations	(4.76)	4.00	2.72	2.23	1.99	(4.80)	3.95	2.66	2.18	1.95
Dividends and distributions from:
Net investment income	(0.52)	(0.44)	(0.44)	(0.49)	(0.50)	(0.47)	(0.40)	(0.39)	(0.45)	(0.47)
Net realized gain	(0.82)	(0.20)	(1.70)	(0.18)	—	(0.82)	(0.20)	(1.70)	(0.18)	—
Total dividends and distributions	(1.34)	(0.64)	(2.14)	(0.67)	(0.50)	(1.29)	(0.60)	(2.09)	(0.63)	(0.47)
Net asset value, end of year	$ 15.20	$ 21.30	$ 17.94	$ 17.36	$ 15.80	$ 15.13	$ 21.22	$ 17.87	$ 17.30	$ 15.75

Total Investment Return[3]
Based on net asset value	(23.73)%	22.78%	16.65%[4]	14.41%	14.21%	(23.96)%	22.56%	16.32%[4]	14.12%	13.90%

Ratios to Average Net Assets
Total expenses after waiver and
fees paid indirectly and excluding
dividend expense	0.80%	0.77%	0.82%	0.84%	0.88%	1.06%	1.03%	1.07%	1.09%	1.13%
Total expenses after waiver and
fees paid indirectly	0.86%	0.77%	0.82%	0.84%	0.88%	1.12%	1.03%	1.07%	1.09%	1.13%
Total expenses	0.95%	0.88%	0.91%	0.92%	0.94%	1.20%	1.15%	1.16%	1.17%	1.18%
Net investment income	1.78%	2.08%	2.13%	2.04%	1.79%	1.52%	1.82%	1.88%	1.79%	1.54%

Supplemental Data
Net assets, end of year (000)	$5,091,181	$4,858,867	$3,506,452	$2,574,791	$1,893,248	$8,387,965	$8,266,581	$5,833,059	$4,482,210	$3,442,396
Portfolio turnover	34%	45%	40%	49%	43%	34%	45%	40%	49%	43%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effects of any sales charges.
4 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.02%.

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 31

Financial Highlights (continued)

			Investor B					Investor C
		Year Ended October 31,					Year Ended October 31,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 20.72	$ 17.49	$ 16.94	$ 15.44	$ 13.99	$ 19.99	$ 16.91	$ 16.47	$ 15.04	$ 13.66
Net investment income[1]	0.13	0.19	0.19	0.17	0.11	0.14	0.19	0.19	0.16	0.11
Net realized and unrealized gain (loss)[2]	(4.97)	3.51	2.29	1.83	1.69	(4.78)	3.39	2.21	1.80	1.65
Net increase (decrease) from
investment operations	(4.84)	3.70	2.48	2.00	1.80	(4.64)	3.58	2.40	1.96	1.76
Dividends and distributions from:
Net investment income	(0.30)	(0.27)	(0.23)	(0.32)	(0.35)	(0.34)	(0.30)	(0.26)	(0.35)	(0.38)
Net realized gain	(0.82)	(0.20)	(1.70)	(0.18)	—	(0.82)	(0.20)	(1.70)	(0.18)	—
Total dividends and distributions	(1.12)	(0.47)	(1.93)	(0.50)	(0.35)	(1.16)	(0.50)	(1.96)	(0.53)	(0.38)
Net asset value, end of year	$ 14.76	$ 20.72	$ 17.49	$ 16.94	$ 15.44	$ 14.19	$ 19.99	$ 16.91	$ 16.47	$ 15.04

Total Investment Return[3]
Based on net asset value	(24.57)%	21.52%	15.49%[4]	13.19%	13.08%	(24.51)%	21.54%	15.45%[4]	13.25%	13.08%

Ratios to Average Net Assets
Total expenses after waiver and
fees paid indirectly and excluding
dividend expense	1.86%	1.84%	1.83%	1.86%	1.89%	1.81%	1.81%	1.83%	1.86%	1.90%
Total expenses after waiver and
fees paid indirectly	1.92%	1.84%	1.83%	1.86%	1.89%	1.88%	1.81%	1.83%	1.86%	1.90%
Total expenses	2.01%	1.95%	1.93%	1.94%	1.95%	1.96%	1.92%	1.93%	1.94%	1.96%
Net investment income	0.70%	1.03%	1.12%	1.04%	0.75%	0.76%	1.05%	1.11%	1.01%	0.78%

Supplemental Data
Net assets, end of year (000)	$1,514,668	$2,141,544	$2,020,699	$2,060,638	$2,159,322	$8,157,355	$7,425,397	$4,585,172	$2,841,071	$1,698,382
Portfolio turnover	34%	45%	40%	49%	43%	34%	45%	40%	49%	43%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effects of any sales charges.
4 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.02%.

See Notes to Financial Statements.

32 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Financial Highlights (concluded)
			Class R
		Year Ended October 31,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 20.65	$ 17.43	$ 16.93	$ 15.44	$ 14.04
Net investment income[1]	0.22	0.27	0.28	0.25	0.21
Net realized and unrealized gain (loss)[2]	(4.94)	3.51	2.28	1.85	1.66
Net increase (decrease) from investment operations	(4.72)	3.78	2.56	2.10	1.87
Dividends and distributions from:
Net investment income	(0.42)	(0.36)	(0.36)	(0.43)	(0.47)
Net realized gain	(0.82)	(0.20)	(1.70)	(0.18)	—
Total dividends and distributions	(1.24)	(0.56)	(2.06)	(0.61)	(0.47)
Net asset value, end of year	$ 14.69	$ 20.65	$ 17.43	$ 16.93	$ 15.44

Total Investment Return
Based on net asset value	(24.21)%	22.14%	16.02%[3]	13.87%	13.60%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and excluding dividend expense	1.40%	1.36%	1.32%	1.35%	1.38%
Total expenses after waiver and fees paid indirectly	1.46%	1.36%	1.32%	1.35%	1.38%
Total expenses	1.55%	1.47%	1.41%	1.42%	1.45%
Net investment income	1.18%	1.47%	1.61%	1.48%	1.35%

Supplemental Data
Net assets, end of period (000)	$371,196	$306,367	$148,232	$ 61,531	$ 20,482
Portfolio turnover	34%	45%	40%	49%	43%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
3 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.02%.

See Notes to Financial Statements. BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 33

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A
Shares are generally sold with a front-end sales charge. Investor B and
Investor C Shares may be subject to a contingent deferred sales charge.
Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B,
Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and
Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s
Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrix-
es, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield meas-
ures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by utilizing quotes received daily by the Fund’s pricing service or through brokers.
Short-term securities are valued at amortized cost. The Fund values its investment in BlackRock Liquidity Series, LLC Money Market Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independ-
ent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign cur-
rency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Fund may engage in various port-
folio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

34 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Notes to Financial Statements (continued)

•Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the differ-
ence between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transac-
tions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•Foreign currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into foreign currency exchange contracts as a hedge against either specific trans-
actions or portfolio positions. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund.
The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign cur-
rency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated move-
ments in the value of a foreign currency relative to the U.S. dollar.

•Foreign currency options and futures — The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exer-
cise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

•Options — The Fund may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period. When the Fund writes a call option, such option is “covered”, meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Fund in a securities lending transaction.

When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to
(or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). European options are exercised at maturity date only. The Fund may execute trans-
actions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value.

•Structured Options — The Fund invests in structured options with approved counterparties. These structured options are European-Style
Options and consist of multiple over-the-counter options which are priced as a single security. European-Style Options may only be exer-
cised at the expiration date, but may be transferred/sold prior to the expiration date. Each of the component options is purchased or sold on a single underlying index. The value on structured options will increase when the value of the underlying index increases, and de-
crease when the value of the underlying index decreases. The Fund may also invest in structured options the return of which is inversely related to changes in an index (“Inverse Structured Options”). In

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 35

Notes to Financial Statements (continued)

general, the value on Inverse Structured Options will decrease when the value of the underlying index increases, and increase when the value of the underlying index decreases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise. Upon the exercise of the structured option, the Fund may receive a payment from, or be required to pay, the counterparty depending on the value of the structured option.

•Swaps — The Fund may enter into swaps for investment purposes or to manage its interest rate risk. The Fund may enter into swap agree-
ments, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic pay-
ments received or made by the Fund are recorded in the accompany-
ing Statement of Operations as realized gains or losses, respectively.
Gains or losses are realized upon termination of the swap agree-
ments. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing trans-
action and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps — The Fund may invest in credit default swaps, which are agreements in which one party pays fixed periodic pay-
ments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

Interest rate swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize)
over time.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteris-
tics. Unlike interest payments on debt securities, preferred stock divi-
dends are payable only if declared by the issuer’s board of directors.
Preferred stock also may be subject to optional or mandatory redemp-
tion provisions.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The
Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited poten-
tial for the market price of the security sold short to increase. The Fund is required to repay the counterparty any dividends or interest received on the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

36 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Notes to Financial Statements (continued)

TBA Commitments: The Fund may enter into to-be announced (“TBA”)
commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., TBA’s beyond normal settlement, options, swaps, written options, forward foreign currency contracts, short sales, structured options or financial futures contracts), the Fund will, consis-
tent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agree-
ments with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for cer-
tain investments (e.g., financial futures contracts, swaps, structured options and written options).

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-div-
idend date may have passed are subsequently recorded when the Fund has determined the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. govern-
ment as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securi-
ties. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is deliv-
ered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connec-
tion with its loans. In the event that the borrower defaults on its obliga-
tion to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securi-
ties, either in the event of borrower default or in the event of losses on investments made with cash collateral. For the year ended October 31,
2008, the Fund received only cash collateral for any securities loaned.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required. Under the appli-
cable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial state-
ments. The Fund files U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s tax returns remains open for the years ended
October 31, 2005 through October 31, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclosures is currently being assessed.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 37

Notes to Financial Statements (continued)

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued.
FAS 161 is intended to improve financial reporting for derivative instru-
ments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff
Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”),
“Disclosures about Credit Derivatives and Certain Guarantees: An
Amendment of FASB Statement No. 133 and FASB Interpretation No.
45; and Clarification of the Effective Date of FASB Statement No. 161”
was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133,
“Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:
The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and admin-
istration services. Merrill Lynch & Co. Inc. (“Merrill Lynch”) and The
PNC Financial Services Group, Inc. (“PNC”) are principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.75% of the average daily value of the Fund’s net assets. The Advisor has volun-
tarily agreed to waive a portion of its fees payable by the Fund, which is shown as fees waived by advisor in the Statement of Operations, so that such fee is reduced for average daily net assets of the Fund as follows:

In Excess of	Not Exceeding	Waived to
$2.5 billion	$ 5.0 billion	0.700%
$5 billion	$ 7.5 billion	0.650%
$7.5 billion	$ 10.0 billion	0.625%
$10 billion	$ 15.0 billion	0.600%
$15 billion	—	0.575%

Effective May 13, 2008, the Advisor has changed the voluntary waiver of its investment advisory fees. The fees will now be reduced by the voluntary waiver for the average daily net assets of the Fund as follows:

		Rate
In Excess of	Not Exceeding	Waived to
$10 billion	$15 billion	0.69%
$15 billion	$20 billion	0.68%
$20 billion	$25 billion	0.67%
$25 billion	$30 billion	0.65%
$30 billion	$40 billion	0.63%
$40 billion	—	0.62%

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”) and BlackRock Asset
Management U.K. Limited, both affiliates of the Advisor, under which the
Advisor pays the sub-advisors for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the year ended October 31, 2008, the Fund reimbursed the Advisor
$458,329 for certain accounting services, which is included in account-
ing services in the Statement of Operations.

Effective October 1, 2008, the Fund has entered into separate Distri-
bution Agreements and Distribution Plans with BlackRock Investments,
Inc. (“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BII and BDI are affiliates of BlackRock,
Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and

38 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Notes to Financial Statements (continued)

paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and
Class R shareholders.

For the year ended October 31, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $3,913,659. Affiliates received contingent deferred sales charges of $1,981,277 and $2,930,063 relating to transactions in Investor B and Investor C Shares, respectively.
These amounts include payments to Hilliard Lyons, which was consid-
ered an affiliate for a portion of the year. Furthermore, affiliates received contingent deferred sales charges of $563,189 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund’s transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund.
For the year ended October 31, 2008, the Fund earned $83,790, which is included in income from affiliates in the Statement of Operations.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended
October 31, 2008, the Fund paid $17,720,802 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended October 31, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees
Institutional	$ 64,218
Investor A	$301,893
Investor B	$ 68,369
Investor C	$252,242
Class R	$ 5,269

The Fund has received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S or its affiliates. As of October 31,
2008, the Fund loaned securities with a value of $5,451,000. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collater-
al. BIM may, on behalf of the Fund, invest cash collateral received by the
Fund for such loans, among other things, in a private investment com-
pany managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended October 31,
2008, BIM received $385,453 in securities lending agent fees.

In addition, MLPF&S received $1,038,195 in commissions on the execution of portfolio security transactions for the Fund for the year ended October 31, 2008.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:
Purchases and sales of investments (including paydowns), excluding short-term securities, for the year ended October 31, 2008 were
$15,992,280,271 and $6,497,144,778, respectively. Purchases and sales of U.S. government securities for the year ended October 31, 2008 were $780,621,860 and $1,365,280,062, respectively.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 39

Notes to Financial Statements (continued)

Transactions in call options written for the year ended October 31, 2008 were as follows:

		Premiums
	Contracts	Received
Outstanding call options written,
beginning of year	236,618	$ 91,855,005
Options written	1,220,102	124,966,517
Options exercised	(36,606)	(24,857,529)
Options expired	(178,699)	(50,589,454)
Options closed	(83,247)	(29,009,045)
Outstanding call options written, end
of year	1,158,168	$ 112,365,494

Transactions in put options written for the year ended October 31, 2008 were as follows:

		Premiums
	Contracts	Received
Outstanding put options written,
beginning of year	6,750	$ 8,151,202
Options written	898,070	52,563,250
Options expired	(7,764)	(6,666,575)
Options closed	(26,650)	(40,834,499)
Outstanding put options written,
end of year	870,406	$ 13,213,378

4. Commitments:
At October 31, 2008, the Fund had entered into forward foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to purchase and sell various foreign currencies with an approximate value of $42,217,000 and
$15,886,000, respectively.

5. Short-Term Borrowings:
The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purpos-
es other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of
Additional Information, subject to various other legal, regulatory or con-
tractual limits. The Fund pays a commitment fee of 0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of
Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus
0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended October
31, 2008.

6. Income Tax Information:
Reclassifications — Accounting principles generally accepted in the
United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. The following permanent differences as of October 31, 2008 attributable to foreign currency transactions, gains from the sale of stock of passive foreign investment companies, to amortization methods on fixed income securities, accounting for swap agreements, the tax character-
ization of income recognized from grantor trusts, the reclassification of dis-
tributions, non-deductible expenses and classification of settlement pro-
ceeds, were reclassified to the following accounts:

Decrease paid-in capital		$ (5,338,707)
Increase undistributed net investment income		$ 803,026,021
Decrease accumulated net realized gain (loss)		$(797,687,314)

The tax character of distributions paid during the fiscal years ended
October 31, 2008 and October 31, 2007 was as follows:

	10/31/2008	10/31/2007
Distributions paid from:
Ordinary income	$ 638,367,040	$424,013,491
Net long-term capital gains	810,759,952	114,727,014
Total taxable distributions	$ 1,449,126,992	$538,740,505

As of October 31, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary net income		$ 903,341,166
Capital loss carryforward		(23,151,378)
Net unrealized losses		(3,554,844,062)*
Total accumulated net losses		$(2,674,654,274)

* The difference between book-basis and tax-basis net unrealized losses is attribu-
table primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the difference between book and tax amortization methods for premi-
ums and discounts on fixed income securities, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the real-
ization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the timing of income recognition on partnership interests, the accounting for swap agreements and other book/tax temporary differences.

As of October 31, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated
expiration dates:

Expires October 31,
2009		$ 8,474,168
2010		3,257,086
2011		2,424,779
2016		8,995,345
Total		$23,151,378

40 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Notes to Financial Statements (concluded)

7. Capital Share Transactions:
Transactions in shares for each class were as follows:
	Year Ended		Year Ended
	October 31, 2008		October 31, 2007
	Shares	Amount	Shares	Amount
Institutional
Shares sold	174,391,515	$ 3,289,738,649	62,905,474	$ 1,205,643,862
Shares issued to shareholders in reinvestment of
dividends and distributions	14,649,484	285,956,380	6,111,406	114,973,080
Total issued	189,040,999	3,575,695,029	69,016,880	1,320,616,942
Shares redeemed	(82,213,769)	(1,490,213,185)	(36,436,348)	(698,518,992)
Net increase	106,827,230	$ 2,085,481,844	32,580,532	$ 622,097,950

Investor A
Shares sold and automatic conversion of shares	250,680,134	$ 4,796,120,956	97,579,397	$ 1,868,660,337
Shares issued to shareholders in reinvestment of
dividends and distributions	24,199,590	470,921,765	9,581,687	179,457,239
Total issued	274,879,724	5,267,042,721	107,161,084	2,048,117,576
Shares redeemed	(110,253,357)	(1,949,960,927)	(43,846,630)	(836,437,351)
Net increase	164,626,367	$ 3,317,081,794	63,314,454	$ 1,211,680,225

Investor B
Shares sold	25,056,466	$ 470,105,256	17,973,914	$ 334,218,300
Shares issued to shareholders in reinvestment of
dividends and distributions	5,375,803	102,721,627	2,533,996	45,988,187
Total issued	30,432,269	572,826,883	20,507,910	380,206,487
Shares redeemed and automatic conversion of shares	(31,204,813)	(568,479,342)	(32,691,266)	(610,403,158)
Net increase (decrease)	(772,544)	$ 4,347,541	(12,183,356)	$ (230,196,671)

Investor C
Shares sold	269,399,878	$ 4,861,531,483	130,190,820	$ 2,352,720,961
Shares issued to shareholders in reinvestment of
dividends and distributions	22,865,277	419,617,408	7,474,092	131,992,903
Total issued	292,265,155	5,281,148,891	137,664,912	2,484,713,864
Shares redeemed	(88,860,217)	(1,490,559,084)	(37,415,053)	(675,446,987)
Net increase	203,404,938	$ 3,790,589,807	100,249,859	$ 1,809,266,877

Class R
Shares sold	17,475,694	$ 321,592,958	10,174,155	$ 190,560,055
Shares issued to shareholders in reinvestment of
dividends and distributions	1,051,546	19,919,422	298,859	5,473,538
Total issued	18,527,240	341,512,380	10,473,014	196,033,593
Shares redeemed	(8,099,960)	(145,158,018)	(4,139,165)	(77,169,459)
Net increase	10,427,280	$ 196,354,362	6,333,849	$ 118,864,134

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital.

8. Subsequent Events:
The Fund paid ordinary income dividends in the amout of $0.647104 per Institutional Share, $0.624791 per Investor A Share, $0.552996 per Investor
B Share, $0.565487 per Investor C Share and $0.599497 per Class R Share on December 16, 2008 to shareholders of record on December 12, 2008.
On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the shareholders and directors of both companies and certain regulators. Subject to other regulatory approvals, the transaction is expected to close on or about December 31, 2008.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 41

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Global Allocation Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of
BlackRock Global Allocation Fund, Inc. (the “Fund”), including the sched-
ule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the finan-
cial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-

cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our pro-
cedures included confirmation of securities owned as of October 31,
2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global Allocation Fund, Inc. as of October 31, 2008, the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the finan-
cial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 29, 2008

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Global Allocation Fund, Inc. during the fiscal year ended October 31, 2008:
Record Date	12/13/2007	7/16/2008
Payable Date	12/17/2007	7/18/2008
Qualified Dividend Income for Individuals*	30.60%	27.14%
Dividends Qualifying for the Dividends Received Deduction for Corporations*	9.64%	12.58%
Federal Obligation Interest	16.73%	18.09%
Interest-Related Dividends for Non-U.S. Residents**	27.74%	20.08%
Short-Term Capital Gain Dividends for Non-U.S. Residents**	24.06%	None

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax.
We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Additionally, the Fund paid a long-term capital gain distribution of $0.712723 per share to shareholders of record on December 13, 2007.

42 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock Global Allocation Fund, Inc. (the “Fund”)
met in April and June 2008 to consider the approval of the Fund’s in-
vestment advisory agreement (the “Advisory Agreement”) with BlackRock
Advisors, LLC (the “Advisor”), the Fund’s investment advisor. The Board also considered the approval of the subadvisory agreements (collectively, the “Subadvisory Agreement”) between the Advisor and BlackRock
Investment Management, LLC, and the Advisor and BlackRock Asset
Management U.K. Limited (collectively, the “Subadvisor”). The Advisor and the Subadvisor are referred to herein as “BlackRock.” The Advisory
Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Directors”). The Directors are responsible for the oversight of the opera-
tions of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Directors have retained independent legal counsel to assist them in con-
nection with their duties. The Chairman of the Board is an Independent
Director. The Board established four standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. ., and certain affiliates (the “Transaction”), the Fund entered into the
Advisory Agreement with an initial two-year term and the Advisor entered into the Subadvisory Agreement with the Subadvisor with an initial two-
year term. Consistent with the 1940 Act, prior to the expiration of the
Agreements’ respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis.
In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the
Fund by the personnel of BlackRock and its affiliates, including invest-
ment management, administrative services, shareholder services, over-
sight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.

Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the rea-
sons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for market-
ing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures;
and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agree-
ments. At an in-person meeting held on June 5 – 6, 2008, the Fund’s
Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the Advisor and the
Fund for a one-year term ending June 30, 2009 and the Subadvisory
Agreement between the Advisor and BlackRock Investment Management,
LLC for a one-year term ending June 30, 2009 and the Subadvisory
Agreement between the Advisor and BlackRock Asset Management U.K.
Limited for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meet-
ing, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 – 6, 2008 Board meeting.
The Board considered all factors it believed relevant with respect to the
Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations.
These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the prof-

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 43

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

itability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out bene-
fits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-
end funds, under similar investment mandates, as well as the perform-
ance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance;
(iii) further data regarding Fund profitability, Fund size and Fund fee lev-
els; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the
Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Directors, reviewed the nature, extent and quality of ser-
vices provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the
Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with
BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates provide the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addi-
tion to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure docu-
ments, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) overseeing and coordinating the activities of other service providers;
(iv) organizing Board meetings and preparing the materials for such
Board meetings; (v) providing legal and compliance support; and (vi)
performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing require-
ments. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Fund ranked in the first, first and second quartiles on a net basis against its Lipper peer universe for the one, three and five year periods ended December 31, 2007, respectively.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund.
The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31,

44 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

In April 2008, BlackRock proposed to the Board eliminating the voluntary management fee cap (which implemented breakpoints) then in effect for the Fund. BlackRock expressed concern over the scale and cost of resources required to support this Fund, and potential competition for personnel involved in managing this Fund. BlackRock referred to the
Fund’s outstanding performance record, as well as the fees charged by competitor funds with comparable investment policies and comparable scale. After consideration of all material factors, the Board, including all of the Independent Directors, unanimously approved a new schedule of voluntary breakpoints (as set out in Note 2 to the Fund’s financial state-
ments), providing for an increase of approximately 0.08% at current asset levels in management fee payments over the previous voluntary cap. The Board considered all of the matters referred to under Econo-
mies of Scale below, as well as further information furnished by
BlackRock at the Independent Directors’ request, including a further analysis of revenues from all sources in respect of the Fund’s manage-
ment team; the compensation history of the Fund’s management team;
and an analysis of technology and other expenses associated with managing the Fund.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to partici-
pate in these economies of scale. The Board, including the Independent
Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-
alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The
Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock
Investment Management, LLC for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock
Asset Management U.K. Limited for a one-year term ending June 30,
2009. Based upon its evaluation of all these factors in their totality, the
Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the
Directors (and predecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 45

Officers and Directors
Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]
Robert M. Hernandez	Chairman of the	Since	Formerly Director, Vice Chairman and Chief Financial Officer of USX	37 Funds	ACE Limited
40 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	104 Portfolios	(insurance company);
New York, NY 10022	and Member of				Eastman Chemical
1944	the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)

Fred G. Weiss	Vice Chairman	Since 2007	Managing Director, FGW Associates (consulting and investment	37 Funds	Watson
40 East 52nd Street	of the Board,		company) since 1997; Director, Michael J. Fox Foundation for	104 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Director and		Parkinson’s Research since 2000; Formerly Director of BTG
1941	Member of the		International Plc (a global technology commercialization company)
	Audit Committee		from 2001 to 2007.

James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since 1996	37 Funds	None
40 East 52nd Street		2002	and formerly Executive Vice President thereof from 1996 to 2003;	104 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944

Bruce R. Bond	Director	Since	Formerly Trustee and Member of the Governance Committee, State	37 Funds	None
40 East 52nd Street		2007	Street Research Mutual Funds from 1997 to 2005; Formerly Board	104 Portfolios
New York, NY 10022			Member of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.

Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an investment	37 Funds	Knology, Inc. (tele-
40 East 52nd Street		2007	partnership) since 1979; Managing General Partner, The South Atlantic	104 Portfolios	communications);
New York, NY 10022			Venture Funds since 1983; Member of the Investment Advisory Council		Capital Southwest
1944			of the Florida State Board of Administration from 2001 to 2007.		(financial)

Honorable	Director	Since	Partner and Head of International Practice, Covington and Burling	37 Funds	UPS Corporation
Stuart E. Eizenstat		2007	(law firm) since 2001; International Advisory Board Member, The Coca	104 Portfolios	(delivery service)
40 East 52nd Street			Cola Company since 2002; Advisory Board Member BT Americas
New York, NY 10022			(telecommunications) since 2004; Member of the Board of Directors,
1943			Chicago Climate Exchange (environmental) since 2006; Member of the
International Advisory Board GML (energy) since 2003.

Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	37 Funds	None
40 East 52nd Street		2007		104 Portfolios
New York, NY 10022
1957

John F. O’Brien	Director	Since	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly	37 Funds	Cabot Corporation
40 East 52nd Street		2007	Director, Allmerica Financial Corporation from 1995 to 2003; Formerly	104 Portfolios	(chemicals); LKQ
New York, NY 10022			Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco,		Corporation (auto
1943			Inc. (energy solutions company) from 2006 to 2007.		parts manufacturing);
TJX Companies, Inc.
(retailer)

Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, .A. (law firm)	37 Funds	None
40 East 52nd Street		2007	since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000;	104 Portfolios
New York, NY 10022			Director of ECMC Group (service provider to students, schools and
1942			lenders) since 2001; President Elect, The American Law Institute,
(non-profit), 2007; Formerly President, American Bar Association from
1995 to 1996.

46 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

Jean Margo Reid	Director	Since	Self-employed consultant since 2001; Director and Secretary, SCB,	37 Funds	None
40 East 52nd Street		2004	Inc. (holding company) since 1998; Director and Secretary, SCB	104 Portfolios
New York, NY 10022			Partners, Inc. (holding company) since 2000; Director, Covenant
1945			House (non-profit) from 2001 to 2004.

David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	37 Funds	None
40 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources at the	104 Portfolios
New York, NY 10022			University of Wyoming since 2006; Director, The American Museum
1941			of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society
from 1998 to 2005.

Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School of	37 Funds	Bowne & Co., Inc.
40 East 52nd Street	and Member	1986	Business Administration since 1995.	104 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, each director first became a member of the board of directors of other legacy
MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E.
Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O’Brien since 2004; Roberta Cooper Ramo since
2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.

Interested Directors[3]

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	184 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	37 Funds	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities since	104 Portfolios
New York, NY 10022			1988 and Chairman of the Executive and Management Committees;
1952			Formerly Managing Director, The First Boston Corporation, Member of
its Management Committee, Co-head of its Taxable Fixed Income
Division and Head of its Mortgage and Real Estate Products Group;
Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs
Committee and a member of the Executive Committee, the Ad Hoc
Committee on Board Governance, and the Committee on Trustees; Co-
Chairman of the NYU Hospitals Center Board of Trustees, Chairman of
the Development/Trustee Stewardship Committee and Chairman of the
Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	295 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

[3] Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with
BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund due to his consulting arrangement with BlackRock, Inc. as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 47

Officers and Directors (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers[1]

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L (“MLIM”) and Fund Asset Management, L (“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986
New York, NY 10022			and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head
40 East 52nd Street	Financial	2007	of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc. )
New York, NY 10022	Officer		from 1992 to 2006.
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian . Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
New York, NY 10022	Officer		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959			Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund serve at the pleasure of the Board of Directors.
Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agents		Accounting Agent	Independent Registered	Legal Counsel
Brown Brothers	PFPC Inc.		State Street Bank and Trust	Public Accounting Firm	Willkie Farr & Gallagher LLP
Harriman & Co.	Wilmington, DE 19809		Company	Deloitte & Touche LLP	New York, NY 10019
Boston, MA 02109			Princeton, NJ 08540	Princeton, NJ 08540

48 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 49

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

50 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Equity Dividend Fund	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock EuroFund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Focus Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Value Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Opportunities Portfolio

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Income Builder Portfolio†	BlackRock Low Duration Bond Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock Government Income Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock High Income Fund	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Yield Bond Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Income Portfolio†	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2008 51

This report is not authorized for use as an offer of sale or a solici-
tation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

BlackRock Global Allocation Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#10873-10/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Global
Allocation Fund,	$76,300	$76,500	$0	$0	$15,960	$6,100	$1,049	$1,042
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Global Allocation
Fund, Inc.	$304,509	$291,642

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: December 19, 2008